AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPT. 28, 1995.

                                                              File Nos. 811-4952
                                                                    and 33-11048

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.         ---                         ---
  Post-Effective Amendment No.         18                          X

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.  18                                                X


                      KEYSTONE INTERMEDIATE TERM BOND FUND
        (formerly known as Keystone America Intermediate Term Bond Fund)
               (Exact name of Registrant as specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
              (Address of Principal Executive Offices) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (617) 338-3200

              Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                             Boston, MA 02116-5034
                    (Name and Address of Agent for Service)


  It is proposed that this filing will become effective

---   immediately upon filing pursuant to paragraph (b)

---   on (date) pursuant to paragraph (b)

 X    60 days after filing pursuant to paragraph (a)(1)
---
---   on (date) pursuant to paragraph (a)(1)

---   75 days after filing pursuant to paragraph (a)(2)

---   on (date) pursuant to paragraph (a)(2) of Rule 485.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of its securities under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's last fiscal year was filed September 22, 1995.

                      KEYSTONE INTERMEDIATE TERM BOND FUND

                                  CONTENTS OF
           POST-EFFECTIVE AMENDMENT NO. 18 to REGISTRATION STATEMENT

       This Post-Effective Amendment No. 18 to Registrant's Registration
        Statement No. 33-11048/811-4952 consists of the following pages, items of information and documents.


                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet


                                     PART A

                                   Prospectus


                                     PART B

                      Statement of Additional Information


                                     PART C

                PART C - OTHER INFORMATION - ITEM 24(a) and (b)

                              Financial Statements

                          Independent Auditors' Report

                              Listing of Exhibits


         PART C - OTHER INFORMATION - ITEMS 25-32 - AND SIGNATURE PAGES

                        Number of Holders of Securities

                                Indemnification

                         Business and Other Connections

                             Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                    Exhibits (including Powers of Attorney)

                      KEYSTONE INTERMEDIATE TERM BOND FUND

Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.

Items in
Part A of
Form N-1A                  Prospectus Caption
---------                  ------------------

    1                      Cover Page

    2                      Fee Table

    3                      Performance Data
                           Financial Highlights

    4                      Cover Page
                           The Fund
                           Investment Objectives and Policies
                           Investment Restrictions
                           Risk Factors

    5                      Fund Management and Expenses
                           Additional Information

    5a                     Not Applicable

    6                      The Fund
                           Dividends and Taxes
                           Fund Shares
                           Shareholder Services
                           Pricing Shares

    7                      How to Buy Shares
                           Alternative Sales Options
                           Distribution Plans
                           Shareholder Sevices

    8                      How to Redeem Shares
                           Contingent Deferred Sales Charge and
                            Waiver of Sales Charge

    9                      Not applicable

Items in
Part B of
Form N-1A                  Statement of Additional Information Caption
---------                  -------------------------------------------

   10                      Cover Page

   11                      Table of Contents

   12                      The Fund

   13                      Investment Objectives and Policies
                           Investment Restrictions
                           Brokerage
                           Appendix

   14                      Declaration of Trust
                           Trustees and Officers

   15                      Additional Information

   16                      Sales Charges
                           Distribution Plans
                           Investment Manager
                           Investment Adviser
                           Principal Underwriter
                           Additional Information

   17                      Brokerage

   18                      Objectives and Policies
                           Declaration of Trust

   19                      Valuation and Redemption of Securities
                           Distribution Plans

   20                      Dividends and Taxes

   21                      Principal Underwriter

   22                      Standardized Total Return and
                            Yield Quotations

   23                      Financial Statements

                      KEYSTONE INTERMEDIATE TERM BOND FUND


                                     PART A


                                   PROSPECTUS

KEYSTONE INTERMEDIATE TERM
BOND FUND
PROSPECTUS NOVEMBER   , 1995

  Keystone Intermediate Term Bond Fund (formerly Keystone America Intermediate Term Bond Fund) (the "Fund") is a mutual fund that seeks current income by investing primarily in investment quality debt securities. As a secondary objective, the Fund seeks to protect capital. Under ordinary circumstances, the average maturity of the Fund's investments will range from three to seven years, based on the investment adviser's analysis of the interest rate environment.

  The Fund's net asset value per share will fluctuate in response to changes in the market value of its portfolio securities.


  Generally, the Fund offers three classes of shares. Information on share classes and their fee and sales charge structures may be found in the Fund's fee table, "Alternative Sales Options," "Contingent Deferred Sales Charges and Waiver of Sales Charges," "Distribution Plans," and "Fund Shares."

  This prospectus concisely states information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund, including information about securities ratings, is contained in a statement of additional information dated November , 1995, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number listed below.

KEYSTONE INTERMEDIATE TERM BOND FUND
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116-5034
CALL TOLL FREE 1-800-343-2898


TABLE OF CONTENTS
                                                                            Page
Fee Table                                                                    2
Financial Highlights                                                         3
The Fund                                                                     6
Investment Objectives and Policies                                           6
Investment Restrictions                                                      7
Risk Factors                                                                 8
Pricing Shares                                                               9
Dividends and Taxes                                                         10
Fund Management and Expenses                                                10
How to Buy Shares                                                           13
Alternative Sales Options                                                   13
Contingent Deferred Sales Charge and Waiver of Sales Charges                17
Distribution Plans                                                          18
How to Redeem Shares                                                        19
Shareholder Services                                                        21
Performance Data                                                            23
Fund Shares                                                                 24
Additional Information                                                      24
Additional Investment Information                                          (i)
Exhibit A                                                                  A-1

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  FEE TABLE
                     KEYSTONE INTERMEDIATE TERM BOND FUND

    The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in each class will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Alternative Sales Options"; "Contingent Deferred Sales Charge and Waiver of Sales Charges"; "Distribution Plans"; and "Shareholder Services."

                                                       CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
                                                          FRONT END               BACK END               LEVEL LOAD
SHAREHOLDER TRANSACTION EXPENSES                         LOAD OPTION           LOAD OPTION<F1>            OPTION<F2>
                                                       --------------          --------------          --------------
Sales Charge ......................................      4.75%<F3>        None                      None
  (as a percentage of offering price)
Contingent Deferred Sales Charge ..................      0.00%<F4>        5.00% in the first year   1.00% in the first
  (as a percentage of the lesser of cost or market                        declining to 1.00% in     year and 0.00%
  value of shares redeemed)                                               the sixth year and        thereafter
                                                                          0.00% thereafter
Exchange Fee (per exchange)<F5> ...................      $10.00           $10.00                    $10.00
ANNUAL FUND OPERATING EXPENSES<F6>
  (as a percentage of average net assets)

Management Fees ...................................      0.67%            0.67%                     0.67%
12b-1 Fees ........................................      0.25%            1.00%<F7>                 1.00%<F7>
Other Expenses ....................................      0.08%            0.08%                     0.08%
                                                         ----             ----                      ----
Total Fund Operating Expenses .....................      1.00%            1.75%                     1.75%
                                                         ====             ====                      ====

EXAMPLES<F8>
                                                                                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                                                      ------      -------     -------     --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:
    Class A ........................................................................    $57         $78        $100          $164
    Class B ........................................................................    $68         $85        $115           N/A
    Class C ........................................................................    $28         $55        $ 95          $206
You would pay the following expenses on the same investment, assuming no redemption at the end of each period:
    Class A ......................................................................      $57         $78        $100          $164
    Class B ......................................................................      $18         $55        $ 95            N/A
    Class C ......................................................................      $18         $55        $ 95          $206
AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

------------
<F1> Class B shares purchased on or after June 1, 1995 convert tax free to Class A shares after eight years. See "Class B
     Shares" for more information.
<F2> Class C shares are available only through dealers who have entered into special distribution agreements with Keystone
     Investment Distributors Company, the Fund's principal underwriter.
<F3> The sales charge applied to purchases of Class A shares declines as the amount invested increases. See "Alternative
     Sales Options."
<F4> Purchases of Class A shares in the amount of $1,000,000 or more and/or purchases made by certain qualifying retirement or other plans are not subject to a sales charge at the time of purchase, but may be subject to a contingent deferred sales charge. See the "Class A Shares" and the "Contingent Deferred Sales Charge and Waiver of Sales Charges" sections of this prospectus for an explanation of the charge.
<F5> There is no fee for exchange orders received by the Fund directly from a shareholder over the Keystone Automated
     Response Line ("KARL"). (For a description of KARL, see "Shareholder Services")

<F6> Expense ratios are for the fiscal year ended July 31, 1995 after giving effect to Keystone's reimbursement of Fund expenses in accordance with certain voluntary expense limits. Prior to reimbursement, expense ratios for the fiscal year ended July 31, 1995 for the Fund's Class A, B, and C shares, respectively, were 1.48%, 2.21%, and 2.23%. For an explanation of expense reimbursements, see "Fund Management and Expenses." Until ____________________, the Fund's
     investment adviser currently has voluntarily limited expenses of Class A shares to 1.00% of their average daily net assets and expenses of Class B and C shares to 1.75% of each such class's average daily net assets.

<F7> Long term shareholders may pay more than the equivalent of the maximum front end sales charges permitted by the National
     Association of Securities Dealers, Inc. ("NASD").
<F8> The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                             FINANCIAL HIGHLIGHTS
                     KEYSTONE INTERMEDIATE TERM BOND FUND
                                CLASS A SHARES
               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
    The following table contains important financial information with respect to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                                                                 FEBRUARY 13, 1987
                                                          YEAR ENDED JULY 31,                                    (COMMENCEMENT OF
                         -----------------------------------------------------------------------------------      OPERATIONS) TO
                           1995      1994<F4>       1993       1992       1991       1990     1989     1988       JULY 31, 1987
                           ----      -------        ----       ----       ----       ----     ----     ----      ----------------
NET ASSET VALUE,
BEGINNING OF PERIOD ..     $  8.84     $  9.46     $  9.23    $  8.64    $  8.60    $  9.11  $  9.05  $  9.61         $10.00
                           -------     -------     -------    -------    -------    -------  -------  -------         ------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income         0.63        0.57        0.70       0.71       0.72       0.67     0.69     0.72           0.17
Net gain (loss) on
 investments and
 futures contracts ...        0.02       (0.59)       0.18       0.60       0.05      (0.45)    0.10    (0.45)         (0.42)
                           -------     -------     -------    -------    -------    -------  -------  -------         ------
Total from investment
 operations ..........        0.65       (0.02)       0.88       1.31       0.77       0.22     0.79     0.27          (0.25)
                           -------     -------     -------    -------    -------    -------  -------  -------         ------
LESS DISTRIBUTIONS FROM:
Net investment income        (0.57)      (0.57)      (0.65)     (0.71)     (0.72)     (0.70)   (0.73)   (0.83)         (0.14)
In excess of net
 investment income ...       (0.04)      (0.02)          0      (0.01)     (0.01)     (0.03)       0        0              0
Tax basis return of
 capital .............           0       (0.01)          0          0          0          0        0        0              0
                           -------     -------     -------    -------    -------    -------  -------  -------         ------
Total distributions ..       (0.61)      (0.60)      (0.65)     (0.72)     (0.73)     (0.73)   (0.73)   (0.83)         (0.14)
                           -------     -------     -------    -------    -------    -------  -------  -------         ------
NET ASSET VALUE, END
 OF PERIOD (THOUSANDS)     $  8.88     $  8.84     $  9.46    $  9.23    $  8.64    $  8.60  $  9.11  $  9.05         $ 9.61
                           =======     =======     =======    =======    =======    =======  =======  =======         ======
TOTAL RETURN<F2>              7.76%      (0.29%)      9.88%     15.65%      9.42%      2.71%    9.13%    2.95%         (2.50%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
 Total expenses<F3>...        1.00%       1.00%       1.52%      1.88%      2.00%      2.00%    1.92%    1.30%          1.00%<F1>
 Net investment income        7.13%       6.81%       7.48%      7.85%      8.42%      7.90%    7.88%    7.48%          6.86%<F1>
Portfolio turnover
  rate ...............         149%        280%        160%        90%        76%       107%     148%     208%            14%
NET ASSETS, END OF
 PERIOD (THOUSANDS) ..     $14,558     $16,036     $18,032    $19,288    $20,227    $23,694  $30,337  $38,615         $1,679

----------
<F1> Annualized for the period April 14, 1987 (Commencement of Investment
     Operations) to July 31, 1987.
<F2> Excluding applicable sales charges.
<F3> Figures are net of expense reimbursement by Keystone in connection with voluntary expense limitations. Before the expense reimbursement, the "Ratio of expenses to average net assets" would have been 1.48%, 1.80%, 1.99%, 2.06%, 2.33%, 2.19%, 2.65% and 12.47% for the years ended July 31, 1995,
     1994, 1993, 1992, 1991, 1990, 1989 and the period April 14, 1987
     (Commencement of Investment Operations) to July 31, 1987, respectively.
<F4> Calculations based on average shares outstanding.


                             FINANCIAL HIGHLIGHTS
                     KEYSTONE INTERMEDIATE TERM BOND FUND
                                CLASS B SHARES
               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
    The following table contains important financial information with respect to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table has been taken from the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                                                      FEBRUARY 1, 1993
                                                                            YEAR ENDED JULY 31,       (DATE OF INITIAL
                                                                            -------------------      PUBLIC OFFERING) TO
                                                                             1995         1994<F4>      JULY 31, 1993
                                                                             ----         -------    -------------------
NET ASSET VALUE, BEGINNING OF PERIOD ................................      $  8.85        $  9.47          $ 9.35
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................................         0.56           0.49            0.29
Net gain (loss) on investments and futures contracts ................         0.02          (0.58)           0.12
                                                                           -------        -------          ------
Total from investment operations ....................................         0.58          (0.09)           0.41
                                                                           -------        -------          ------
LESS DISTRIBUTIONS FROM:
Net investment income ...............................................        (0.51)         (0.49)          (0.29)
In excess of net investment income ..................................        (0.03)         (0.03)              0
Tax basis return of capital .........................................            0          (0.01)              0
                                                                           -------        -------          ------
Total distributions .................................................        (0.54)         (0.53)          (0.29)
                                                                           -------        -------          ------
Net asset value, end of period ......................................      $  8.89        $  8.85          $ 9.47
                                                                           =======        =======          ======
TOTAL RETURN<F2>.....................................................         6.87%         (1.05%)          4.42%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses<F3>.................................................         1.75%          1.75%           1.76%<F1>
  Net investment income .............................................         6.38%          5.48%           5.67%<F1>
Portfolio turnover rate .............................................          149%           280%            160%
NET ASSETS, END OF PERIOD (THOUSANDS) ...............................      $17,985        $17,819          $8,159

----------
<F1> Annualized.
<F2> Excluding applicable sales charges.
<F3> Figures are net of expense reimbursement by Keystone in connection with voluntary expense limitations. Before the expense reimbursement, the "Ratio of expenses to average net assets" would have been 2.21%, 2.36% and 2.71% for the years ended July 31, 1995, 1994 and the period February 1, 1993 (Date of Initial Public Offering) to July 31, 1993, respectively.
<F4> Calculations based on average shares outstanding.


                             FINANCIAL HIGHLIGHTS
                     KEYSTONE INTERMEDIATE TERM BOND FUND
                                CLASS C SHARES
               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
    The following table contains important financial information with respect to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table has been taken from the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                                                        FEBRUARY 1, 1993
                                                                              YEAR ENDED JULY 31,       (DATE OF INITIAL
                                                                           ------------------------    PUBLIC OFFERING) TO
                                                                             1995          1994<F4>        JULY 31, 1993
                                                                            -----          -----       -------------------
NET ASSET VALUE, BEGINNING OF PERIOD ................................      $  8.85         $  9.46         $ 9.35
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................................         0.55            0.49           0.29
Net gain (loss) on investments and futures contracts ................         0.03          (0.57)           0.11
                                                                           -------         -------         ------
Total from investment operations ....................................         0.58          (0.08)           0.40
                                                                           -------         -------         ------
LESS DISTRIBUTIONS FROM:
Net investment income ...............................................        (0.51)         (0.49)          (0.29)
In excess of net investment income ..................................        (0.03)         (0.03)              0
Tax basis return of capital .........................................            0          (0.01)              0
                                                                           -------         -------         ------
Total distributions .................................................        (0.54)         (0.53)          (0.29)
                                                                           -------         -------         ------
NET ASSET VALUE, END OF PERIOD ......................................      $  8.89         $  8.85         $ 9.46
                                                                           =======         =======         ======
TOTAL RETURN<F2> ....................................................         6.87%         (0.95%)          4.31%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses<F3> ................................................         1.75%          1.75%           1.77%<F1>
  Net investment income .............................................         6.37%          5.44%           5.61%<F1>
Portfolio turnover rate .............................................          149%           280%            160%
NET ASSETS, END OF PERIOD (THOUSANDS) ...............................      $10,185         $13,086         $7,522

----------
<F1> Annualized.
<F2> Excluding applicable sales charges.
<F3> Figures are net of expense reimbursement by Keystone in connection with voluntary expense limitations. Before the expense reimbursement, the "Ratio of expenses to average net assets" would have been 2.23%, 2.37% and 2.61% for the years ended July 31, 1995, 1994 and the period February 1, 1993 (Date of Initial Public Offering) to July 31, 1993, respectively.
<F4> Calculation based on average shares outstanding.


THE FUND
  The Fund is an open-end, diversified, management investment company (mutual fund). The Fund was formed as a Massachusetts business trust on October 24, 1986. The Fund is one of twenty funds managed by Keystone Management, Inc. ("Keystone Management"), the Fund's investment manager, and is one of thirty funds advised by Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.) ("Keystone"), the Fund's investment adviser. Keystone and Keystone Management are, from time to time, also collectively referred to as "Keystone."

INVESTMENT OBJECTIVES AND POLICIES
  The Fund seeks current income by investing primarily in a broad range of investment quality debt securities. As a secondary objective, the Fund seeks to protect capital. Where appropriate the Fund will take advantage of opportunities to realize capital appreciation.

PRINCIPAL INVESTMENTS
  The Fund seeks current income by normally investing at least 80% of its assets in debt securities including United States ("U.S.") Treasury bills, notes and bonds, mortgage-backed securities issued by the U.S. government or one of its agencies or instrumentalities, mortgage-backed securities issued by private issuers, corporate debt securities and commercial paper.


  Under ordinary circumstances, the Fund expects to invest at least 65% of its assets in bonds and debentures. In addition, the Fund will only invest its assets in securities that at the time of investment are rated within the four highest grades by Standard & Poor's Corporation ("S&P") (AAA, AA, A and BBB), by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A and Baa) and by Fitch Investors Service, Inc. -- Municipal Division ("Fitch") (AAA, AA, A and BBB), or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by Keystone. Any split-rated bond in which the Fund invests will be rated at least the minimum rating by both Moody's and S&P. The Fund's investments are expected to have a minimum average rating of A by Moody's, S&P or Fitch.


  It is currently expected that under normal circumstances, the dollar weighted average maturity of the Fund's investments will range from 3 to 7 years. However, the Fund may invest in securities with remaining maturities of ten years or less.

  The Fund's debt securities may include fixed and adjustable rate or stripped bonds, debentures, notes, equipment trust certificates, debt securities convertible into, or exchangeable for, preferred or common stock. The Fund may also invest in units, which are debt securities with stock or warrants to buy stock attached, and preferred stock. The Fund will not invest in securities judged to be speculative or of poor quality but may invest in investment grade securities described above.

  Bonds which are rated BBB or Baa are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Such bonds lack outstanding investment characteristics and may have speculative characteristics. Keystone will dispose of any bond whose rating is reduced below BAA by Moody's, BBB by S&P or BBB by Fitch.

  When the Fund buys securities, it will consider the ratings of Moody's, S&P and Fitch assigned to various debt securities. In making its investment decisions the Fund will also consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity and yield to maturity. The Fund will adjust its investments in particular securities or in types of debt securities in response to its appraisal of changing economic conditions and trends. The Fund may sell one security and purchase another security of comparable quality and maturity to take advantage of what it believes to be short-term differentials in market values or yield disparities.


OTHER ELIGIBLE SECURITIES
  The Fund may invest up to 20% of its total assets under ordinary circumstances and when, in Keystone's opinion, market conditions warrant up to 100% of its assets for temporary defensive purposes in the following types of money market instruments: (1) commercial paper, including master demand notes, which at the date of investment is rated A-1, the highest grade by S&P, PRIME-1, the highest grade by Moody's or, if not rated by such services, is issued by a company which at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in assets as of the date of their most recently published financial statements and which are members of the Federal Deposit Insurance Corporation including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations which at the date of investment are rated A or better by S&P or Moody's; and (4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S.


  The Fund may enter into repurchase and reverse repurchase agreements, purchase and sell securities and currencies on a when issued and delayed delivery basis and purchase or sell securities on a forward commitment basis, write covered call and put options and purchase call and put options to close out existing positions and may employ new investment techniques with respect to such options. The Fund may also enter into currency and other financial futures contracts and related options transactions for hedging purposes and not for speculation, and may employ new investment techniques with respect to such futures contracts and related options.

  In addition, the Fund may invest in foreign securities and securities denominated in foreign currencies.


  In addition, the Fund may also invest in collateralized mortgage obligations ("CMOs"), including inverse floating rate CMOs, and interest only ("IO") and principal only ("PO") stripped mortgage obligations, all of whose underlying securities are issued by or guaranteed as to principal and interest by the full faith and credit of the U.S. government.


  The Fund may also invest in certain other types of derivative instruments, including interest rate swaps, equity swaps, index swaps, currency swaps and caps and floors, in addition to forwards, futures, options, mortgage-backed securities and other asset-backed securities as mentioned above. These basic vehicles can also be combined to create more complex products called hybrid derivatives or structured securities.

  For further information about the types of investments and investment techniques available to the Fund, including the associated risks, see the section of this prospectus entitled "Additional Investment Information" and the statement of additional information.

  Of course, there can be no assurance that the Fund will achieve its investment objectives since there is uncertainty in every investment.

FUNDAMENTAL NATURE OF INVESTMENT OBJECTIVES
  The investment objectives of the Fund set forth above are fundamental and may not be changed without the vote of a majority (as defined in the Investment Company Act of 1940 ("1940 Act"')) of the Fund's outstanding shares (which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares).

INVESTMENT RESTRICTIONS
  The Fund has adopted the fundamental restrictions summarized below, which may not be changed without the vote of a 1940 Act majority of the Fund's outstanding shares. These restrictions and certain other fundamental and nonfundamental restrictions are set forth in the statement of additional information. Unless otherwise stated, all references to the Fund's assets are in terms of current market value.


  Generally, the Fund may not do the following: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than U.S. government securities); (2) borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets and may enter into reverse repurchase agreements; and (3) invest more than 25% of its total assets in securities of issuers in the same industry.


  The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limiting its holdings of such securities to 15% of net assets.

RISK FACTORS
  Investing in the Fund involves the risk inherent to any investment, i.e., the net asset value of a share of the Fund can increase or decrease in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities of the Fund.

  By itself, the Fund does not constitute a balanced investment plan. The Fund stresses earning income by investing in fixed income securities, which are generally considered to be interest rate sensitive. This means that their value (and the Fund's share prices) will tend to decrease when interest rates rise and increase when interest rates fall. Shorter term bonds are less sensitive to interest rate changes, but longer term bonds generally offer higher yields.

  When choosing among bond funds, you should consider the anticipated yield together with potential changes in share price, as these two factors determine each fund's total return to investors. The yield and potential price changes of each fund depend on the quality and maturity of the obligations in its portfolio, as well as on market conditions. The Fund is for investors who seek income, but want a portfolio of primarily investment grade bonds. To the extent that investments are made in debt securities (other than U.S. government securities), derivatives or structured securities, such investments, despite favorable credit ratings, are subject to some risk of default.

  Investment yields on relatively short-term investments are subject to substantial and rapid fluctuation. Specifically, the market value of traditional fixed income debt securities generally will vary inversely with changes in interest rates. For example, in the case of an investment in a traditional fixed income debt security, if interest rates increase after the security is purchased, the security, if sold prior to maturity, may return less than its cost.

  The market value of derivatives or structured securities may vary depending upon the manner in which the investments have been structured and may fluctuate much more rapidly and to a much greater extent. As a result the value of such investments may change at a rate in excess of the rate at which traditional fixed income securities change and, depending on the structure of the derivative, would change in a manner opposite to the change in the market value of a traditional fixed income security. See "Additional Investment Information" for further discussion of the risks inherent in the use of derivatives.

  Investing in securities of foreign issuers generally involves greater risk than investing in securities of domestic issuers for the following reasons:

    (1) there may be less public information available about foreign companies than is available about U.S. companies;

    (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies;

    (3) foreign stock markets have less volume than the U.S. market, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies;

    (4) foreign securities transactions may involve higher brokerage commissions;

    (5) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the U.S.;

    (6) the Fund may incur fees on currency exchanges when it changes investments from one country to another;

    (7) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization, establishment of exchange controls, political or social instability or diplomatic developments;

    (8) foreign governments may withhold income on investments; and

    (9) fluctuations in foreign exchange rates will affect the value of the Fund's investments, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments.


  Current yield levels should not be considered representative of yields for any future period of time. Moreover, should many shareholders change from this Fund to some other investment at about the same time, the Fund might have to sell portfolio securities at a time when it would be disadvantageous to do so and at a lower price than if such securities were held to maturity.

  If and when the Fund invests in zero coupon bonds, the Fund does not expect to have enough zero coupon bonds to have a material effect on dividends. The Fund has undertaken to a state securities authority to disclose that zero coupon securities pay no interest to holders prior to maturity, and the interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.

PRICING SHARES
  The net asset value of a Fund share is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (currently 4:00 p.m. Eastern time for the purpose of pricing Fund shares) except on days when changes in the value of the Fund's portfolio securities do not affect the current net asset value of its shares. The Exchange currently is closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is arrived at by determining the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of its shares outstanding.

  The Fund values publicly traded bonds on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The Fund values short-term instruments having maturities of more than sixty days for which market quotations are readily available at current market value; the Fund values money market instruments which are purchased with maturities of sixty days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest approximates market; and money market instruments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity, are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest approximates market; and in any case reflects fair value as determined by the Board of Trustees. All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith according to procedures established by the Fund's Board of Trustees.


DIVIDENDS AND TAXES
  The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year. Any taxable distribution declared in October, November or December to shareholders of record in such a month, and paid by the following January 31 will be includable in the taxable income of the shareholders on December 31 of the year in which such distributions were declared. If the Fund qualifies and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Fund will make distributions from its net investment income monthly and net capital gains, if any, at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.


  Because Class A shares bear most of the costs of distribution of such shares through payment of a front end sales charge, while Class B and Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

  Dividends and distributions are taxable whether they are received in cash or in shares. Income dividends and net short-term gains dividends are taxable as ordinary income, and net long-term dividends are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received. The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.

FUND MANAGEMENT AND EXPENSES
BOARD OF TRUSTEES
  Under Massachusetts law, the Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the authority of the Fund's Board of Trustees, Keystone Management, located at 200 Berkeley Street, Boston Massachusetts 02116-5034, serves as investment manager to the Fund and is responsible for the overall management of the Fund's business and affairs.

INVESTMENT MANAGER
  Keystone Management, the Fund's investment manager, organized in 1989, is a wholly-owned subsidiary of Keystone, and its directors and principal executive officers have been affiliated with Keystone, a seasoned investment adviser, for a number of years. Keystone Management also serves as investment manager to most of the other Keystone America Funds and to certain other funds in the Keystone Investments Family of Funds.

  Pursuant to its Investment Management Agreement with the Fund ("Management Agreement"), Keystone Management has delegated its investment management functions, except for certain administrative and management services to Keystone and has entered into an Investment Advisory Agreement with Keystone ("Advisory Agreement") under which Keystone will provide investment advisory and management services to the Fund. Services performed by Keystone Management include (1) performing research and planning with respect to (a) the Fund's qualification as a regulated investment company under Subchapter M of the Code, (b) tax treatment of the Fund's portfolio investments, (c) tax treatment of special corporate actions (such as reorganizations), (d) state tax matters affecting the Fund, and
(e) the Fund's distributions of income and capital gains; (2) preparing the Fund's federal and state tax returns; (3) providing services to the Fund's shareholders in connection with federal and state taxation and distributions of income and capital gains.

  The Fund pays Keystone Management a fee for its services at the annual rate of:
                                                                     Aggregate
                                                               Net Asset Value
Management                                                       of the Shares
Fee                                 Income                         of the Fund
--------------------------------------------------------------------------------
                            2.0% of Gross Dividend
                             and Interest Income
                                     plus
0.50% of the first                                          $100,000,000, plus
0.45% of the next                                           $100,000,000, plus
0.40% of the next                                           $100,000,000, plus
0.35% of the next                                           $100,000,000, plus
0.30% of the next                                           $100,000,000, plus
0.25% of amounts over                                       $500,000,000

computed as of the close of business each business day and paid daily.


  During the year ended July 31, 1995, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $291,834, which represented 0.67% of the Fund's average net assets on an annualized basis. Of such amount paid to Keystone Management, $248,059 was paid to Keystone for its services to the Fund.


  The Management Agreement continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Board of Trustees or by vote of a majority of the outstanding shares of the Fund. In either case, the terms of the Management Agreement and continuance thereof must be approved by the vote of a majority of Independent Trustees in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone Management, or may be terminated by a vote of shareholders of the Fund. The Management Agreement will terminate automatically upon its assignment.

INVESTMENT ADVISER
  Keystone, the Fund's investment adviser, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. (formerly Keystone Group, Inc.) ("Keystone Investments"), located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  Keystone Investments is a corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey and Ralph J. Spuehler, Jr. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone Management, Keystone, their affiliates and the Keystone Investments Family of Funds.

  Pursuant to the Advisory Agreement, Keystone will receive for its services an annual fee representing 85% of the management fee received by Keystone Management under its Management Agreement.

  The Advisory Agreement continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Board of Trustees or by vote of a majority of the outstanding shares of the Fund. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of Independent Trustees in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund, Keystone Management or Keystone, or by a vote of shareholders of the Fund.

  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.


FUND EXPENSES
  In addition to the investment advisory and management fees discussed above, the principal expenses which the Fund is expected to pay include expenses of independent ("Independent Trustees") Trustees; its transfer, dividend disbursing and shareholder servicing agent expenses; its custodian expenses; fees of the independent auditors; as well as legal counsel to its Board of Trustees; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. In addition each class will pay all of the expenses attributable to it. Such expenses are currently limited to distribution plan expenses. The Fund also pays its brokerage commissions, interest charges and taxes. For the fiscal year ended July 31, 1995, the Fund's Class A, B, and C shares each paid 1.00%, 1.75%, and 1.75%, respectively, of its average net assets in expenses.

  Until ________________, Keystone has voluntarily limited expenses of Class A shares to 1.00% of average net assets annually and each of Class B and Class C shares to 1.75% of average net assets annually. Thereafter a redetermination of whether to continue these expense limits and, if so, at what rates, will be made. Keystone will not be required to make any reimbursement to the extent such reimbursement would result in the Fund's inability to qualify as a regulated investment company under the Code. In accordance with voluntary expense limitations for the fiscal year ended July 31, 1995, Keystone reimbursed the Fund $72,687, $80,297 and $54,587 for Class A, Class B and Class C shares, respectively.

  During the year ended July 31, 1995, the Fund paid or accrued to Keystone Investor Resource Center, Inc. ("KIRC"), the Fund's transfer and dividend paying agent, $17,790 for certain accounting and printing services and paid KIRC $107,061 for shareholder services. KIRC is a wholly-owned subsidiary of Keystone.

PORTFOLIO MANAGER
  Christopher P. Conkey has been the Fund's portfolio manager since 1988. He is a Keystone Senior Vice President with more than 12 years' of investment experience.


SECURITIES TRANSACTIONS
  Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider as a factor the number of shares of the Fund sold by the broker-dealer. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone, the Fund's principal underwriter or their affiliates.

  The Fund may pay higher commissions to broker-dealers which provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.


PORTFOLIO TURNOVER
  The portfolio turnover rate will vary from year to year. For the fiscal year ended July 31, 1994, the Fund's portfolio turnover rate was 280%. The Fund's Portfolio turnover rate for the fiscal year ended July 31, 1995 was 149%. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund as well as additional gains and/or losses. The Fund pays brokerage commissions in connection with the writing of options and effecting the closing purchase or sale transactions as well as for some purchases and sales of portfolio securities.


HOW TO BUY SHARES
  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with Keystone Investment Distributors Company (formerly named Keystone Distributors, Inc.) (the "Principal Underwriter"), the Fund's principal underwriter. The Principal Underwriter, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  In addition, you may open an account for the purchase of shares of the Fund by mailing to the Fund c/o Keystone Investor Resource Center, Inc., P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund, or you may telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. Subsequent investments in any amount may be made by check, by wiring Federal funds or by an electronic funds transfer ("EFT").

  Orders for the purchase of shares of the Fund will be confirmed at an offering price equal to the net asset value per share next determined after receipt of the order in proper form by the Principal Underwriter (generally as of the close of the Exchange on that day) plus, in the case of Class A shares, the front end sales charge. Orders received by dealers or other firms prior to the close of the Exchange and received by the Principal Underwriter prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day. Orders for shares received other than as stated above will receive the offering price equal to the net asset value per share next determined (generally the next business day's offering price) plus, in the case of Class A shares, the applicable sales charge.

  The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly.

  The initial purchase must be at least $1,000. There is no minimum amount for subsequent purchases.

  The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

  Shareholder inquiries should be directed to KIRC by calling toll free 1-800-343-2898 or writing to KIRC or to the firm from which you received this prospectus.

ALTERNATIVE SALES OPTIONS
  Generally, the Fund offers three classes of shares:

CLASS A SHARES -- FRONT END LOAD OPTION
  Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a deferred sales charge when they are redeemed except as follows: Class A shares purchased on or after April 10, 1995 (1) in an amount equal to or exceeding $1,000,000 or (2) by a corporate qualified retirement plan or a non-qualified deferred compensation plan sponsored by a corporation having 100 or more eligible employees (a "Qualifying Plan"), in either case without a front end sales charge, will be subject to a contingent deferred sales charge for the 24 month period following the date of purchase. Certain Class A shares purchased prior to April 10, 1995 may be subject to a deferred sales charge upon redemption during the one year period following the date of purchase.


CLASS B SHARES -- BACK END LOAD OPTION
  Class B shares are sold without a sales charge at the time of purchase, but are, with certain exceptions, subject to a deferred sales charge if they are redeemed. Class B shares purchased on or after June 1, 1995 are subject to a deferred sales charge if redeemed during the 72 month period commencing with and including the month of purchase. Class B shares purchased prior to June 1, 1995 are subject to a deferred sales charge upon redemption during the four calendar years following purchase. Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years from and including the month of purchase will automatically convert to Class A shares without the imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will retain their existing conversion rights.


CLASS C SHARES -- LEVEL LOAD OPTION
  Class C shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within one year after the date of purchase. Class C shares are available only through dealers who have entered into special distribution agreements with the Principal Underwriter.

  Each class of shares, pursuant to its Distribution Plan, pays an annual service fee of 0.25% of the Fund's average daily net assets attributable to that class. In addition to the 0.25% service fee, the Class B and C Distribution Plans provide for the payment of an annual distribution fee of up to 0.75% of the average net assets attributable to their respective classes. As a result, income distributions paid by the Fund with respect to Class B and Class C shares will generally be less than those paid with respect to Class A shares.

  Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares, in which case 100% of the purchase price is invested immediately, depending on the amount of the purchase and the intended length of investment.

  The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more and will not normally accept any purchase of Class C shares in the amount of $1,000,000 or more.

                ----------------------------------------------
CLASS A SHARES

  Class A shares are offered at net asset value plus an initial sales charge as follows:

                                                AS A % OF        CONCESSION TO
                                  AS A % OF    NET AMOUNT    DEALERS AS A % OF
AMOUNT OF PURCHASE           OFFERING PRICE     INVESTED*       OFFERING PRICE
------------------------------------------------------------------------------
Less than $100,000 ......             4.75%         4.99%                4.25%
$100,000 but less than
$250,000 ................             3.75%         3.90%                3.25%
$250,000 but less than
$500,000 ................             2.50%         2.56%                2.25%
$500,000 but less than
$1,000,000 ..............             1.50%         1.52%                1.50%
----------
 *Rounded to the nearest one-hundredth percent.

               ----------------------------------------------


  Purchases of the Fund's Class A shares in the amount of $1 million or more and/or purchases of Class A shares made by a Qualifying Plan or a tax-sheltered annuity plan sponsored by a public educational entity having 5,000 or more eligible employees (a "TSA Plan") will be at net asset value without the imposition of a front-end sales charge (each such purchase, an "NAV Purchase").


  With respect to NAV Purchases, the Principal Underwriter will pay broker/ dealers or others concessions based on (1) the investor's cumulative purchases during the one-year period beginning with the date of the initial NAV Purchase and (2) the investor's cumulative purchases during each subsequent one-year period beginning with the first NAV Purchase following the end of the prior period. For such purchases, concessions will be paid at the following rate:
0.50% of the investment amount up to $4,999,999; plus 0.25% of the investment amount over $4,999,999.


  With the exception of Class A shares acquired by a TSA Plan, Class A shares acquired on or after April 10, 1995 in an NAV Purchase are subject to a contingent deferred sales charge of 0.50% upon redemption during the 24 month period commencing on the date the shares were originally purchased. Class A shares acquired by a TSA Plan in an NAV Purchase are not subject to a contingent deferred sales charge. Certain Class A shares purchased without a front-end sales charge prior to April 10, 1995 are subject to a contingent deferred sales charge of 0.25% upon redemption during the one year period commencing on the date such shares were originally purchased.

  The sales charge is paid to the Principal Underwriter, which in turn normally reallows a portion to your broker-dealer. In addition, your broker-dealer currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by such recipient on the books of the Fund for specified periods.


  Upon written notice to dealers with whom it has dealer agreements, the Principal Underwriter may reallow up to the full applicable sales charge.

  Initial sales charges may be eliminated for persons purchasing Class A shares which are included in a broker-dealer managed fee based program (a wrap account) with broker dealers who have entered into special agreements with the Principal Underwriter. Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Keystone America Funds. See Exhibit A to this prospectus.

  Upon prior notification to the Principal Underwriter, Class A shares may be purchased at net asset value by clients of registered representatives within six months after a change in the registered representative's employment, where the amount invested represents redemption proceeds from a registered open-end management investment company not distributed or managed by Keystone or its affiliates; and the shareholder either (1) paid a front end sales charge, or (2) was at some time subject to, but did not actually pay, a contingent deferred sales charge with respect to the redemption proceeds.


  Until December 31, 1995 and upon prior notification to the Principal Underwriter, Class A shares may be purchased at net asset value by clients of registered representatives within six months after the redemption of shares of any registered open-end investment company not distributed or managed by Keystone or its affiliates, where the amount invested represents redemption proceeds from such unrelated registered open-end investment company, and the shareholder either (1) paid a front end sales charge, or (2) was at some time subject to, but did not actually pay, a contingent deferred sales charge with respect to the redemption proceeds.

CLASS A DISTRIBUTION PLAN
  The Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan") that provides for expenditures by the Fund, currently limited to 0.25% annually of the average daily net asset value of Class A shares, in connection with the distribution of Class A shares. Payment under the Class A Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as dealers) as service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by the recipients on the books of the Fund for specified periods.


CLASS B SHARES
  Class B shares are offered at net asset value, without an initial sales charge.

  With respect to Class B shares purchased on or after June 1, 1995, the Fund, with certain exceptions, imposes deferred sales charge in accordance with the following schedule:

                                                DEFERRED
                                              SALES CHARGE
REDEMPTION TIMING                                IMPOSED
-----------------                                -------

First twelve month period ...................     5.00%
Second twelve month period ..................     4.00%
Third twelve month period ...................     3.00%
Fourth twelve month period ..................     3.00%
Fifth twelve month period ...................     2.00%
Sixth twelve month period ...................     1.00%

No deferred sales charge is imposed on amounts redeemed thereafter.

  With respect to Class B shares purchased prior to June 1, 1995, the Fund, with certain exceptions, imposes a deferred sales charge of 3.00% on shares redeemed during the calendar year of purchase and the first calendar year after the year of purchase; 2.00% on shares redeemed during the second calendar year after the year of purchase; and 1.00% on shares redeemed during the third calendar year after the year of purchase. No deferred sales charge is imposed on amounts redeemed thereafter.

  When imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. Amounts received by the Principal Underwriter under the Class B Distribution Plans are reduced by deferred sales charges retained by the Principal Underwriter. See "Contingent Deferred Sales Charges and Waiver of Sales Charges" below.


  Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years from and including the month of purchase will automatically convert to Class A shares (which are subject to a lower Distribution Plan charge) without imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will similarly convert to Class A shares at the end of seven calendar years after the year of purchase. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to KIRC.) The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or fewer Class A shares than the number of Class B shares converted. Under current law, it is the Fund's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.


CLASS B DISTRIBUTION PLANS
  The Fund has adopted Distribution Plans with respect to its Class B shares (the "Class B Distribution Plans") that provide for expenditures by the Fund at an annual rate of up to 1.00% of the average daily net asset value of Class B shares to pay expenses of the distribution of Class B shares. Payments under the Class B Distribution Plans are currently made to the Principal Underwriter (which may reallow all or part to others, such as dealers) (1) as commissions for Class B shares sold and (2) as shareholder service fees. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the annual limitation referred to above.


  The Principal Underwriter generally reallows to brokers or others a commission equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker or other party will receive service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient on the books of the Fund for specified periods. See "Distribution Plans" below.


CLASS C SHARES
  Class C shares are offered only through dealers who have special distribution agreements with the Principal Underwriter. Class C shares are offered at net asset value, without an initial sales charge. With certain exceptions, the Fund may impose a deferred sales charge of 1.00% on shares redeemed within one year after the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. See "Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

CLASS C DISTRIBUTION PLANS
  The Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan") that provides for expenditures by the Fund at an annual rate of up to 1.00% of the average daily net asset value of Class C shares to pay expenses of the distribution of Class C shares. Payments under the Class C Distribution Plans are currently made to the Principal Underwriter (which may reallow all or part to others, such as dealers) (1) as commissions for Class C shares sold and (2) as shareholder service fees. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the annual limitation referred to above.


  The Principal Underwriter generally reallows to brokers or others a commission in the amount of 0.75% of the price paid for each Class C share sold, plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold, and, beginning approximately fifteen months after purchase, a commission at an annual rate of 0.75% (subject to the NASD rules -- see "Distribution Plans") plus service fees at the annual rate of 0.25%, respectively, of the average daily net asset value of each Class C share maintained by the recipients on the books of the Fund for specified periods. See "Distribution Plans" below.

CONTINGENT DEFERRED SALES CHARGE AND
WAIVER OF SALES CHARGES
  Any contingent deferred sales charge imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares. No contingent deferred sales charge is imposed when you redeem amounts derived from (1) increases in the value of your account above the net cost of such shares due to increases in the net asset value per share of such shares; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than one or two years, as the case may be, from the date of purchase;
(4) Class B shares held more than four consecutive calendar years or more than 72 months after purchase, as the case may be; or (5) Class C shares held for more than one year from the date of purchase. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.


  The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or a contingent deferred sales charge to certain Directors, Trustees, officers and employees of the Fund and Keystone and certain of their affiliates, to registered representatives of firms with dealer agreements with the Principal Underwriter and to a bank or trust company acting as a trustee for a single account.

  With respect to Class A shares purchased by a Qualifying Plan at net asset value or Class C shares purchased by a Qualifying Plan, no contingent deferred sales charge will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan (as a whole) redeems substantially all of its assets.

  In addition, no contingent deferred sales charge is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder;
(2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under an automatic withdrawal plan of up to 1 1/2% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  The Principal Underwriter may, from time to time, provide promotional incentives, including reallowance of up to the entire sales charge, to certain dealers whose representatives have sold or are expected to sell significant amounts of Fund shares. In addition, dealers may, from time to time, receive additional cash payments. The Principal Underwriter may also provide written information to dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such dealers for their representatives as well as financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency such as the NASD. Dealers to whom substantially the entire sales charge on Class A shares is reallowed may be deemed to be underwriters as that term is defined under the 1933 Act.

  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to dealers which satisfy certain criteria established from time to time by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to 0.25% of the value of shares sold by such dealer.

  The Principal Underwriter may also pay a transaction fee (up to the level of payments allowed to dealers for the sale of shares, as described above) to banks and other financial services firms that facilitate transactions in shares of the Fund for their clients.

  The Glass-Steagall Act currently limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.

  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DISTRIBUTION PLANS
  As discussed above, the Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act.

  The NASD limits the amount that a Fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any deferred sales charges paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.

  The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plans that exceed current annual payments permitted to be received by the Principal Underwriter from the Fund. The Principal Underwriter intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus one percent) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits.

  If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by a Distribution Plan. If a Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such amounts.

  In connection with financing its distribution costs, including commission advances to dealers and others, the Principal Underwriter has sold to a financial institution substantially all of its 12b-1 fee collection rights and contingent deferred sales charge collection rights in respect of Class B shares sold during the two-year period commencing approximately June 1, 1995. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to possible adverse distribution consequences.

  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.


  Unreimbursed distribution expenses at July 31, 1995 for Class B shares were $1,197,784 (6.66% of net class assets). Unreimbursed distribution expenses at July 31, for Class C shares were $1,087,783 (10.68% of net class assets).

  For the year ended July 31, 1995, the Fund paid or accrued to the Principal Underwriter $37,252, $170,129 and $112,296 pursuant to the Class A, Class B and Class C Distribution Plans, respectively. The Fund makes no payments in connection with the sale of its shares other than the fee paid to its Principal Underwriter.


  Dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

HOW TO REDEEM SHARES
  You may redeem Fund shares for cash at their net asset value upon written order to the Fund c/o KIRC, and presentation to the Fund of a properly endorsed share certificate (if certificates have been issued). Your signature (s) on the written order and certificates must be guaranteed as described below. In order to redeem by telephone or to engage in telephone transactions generally, you must complete the authorization in your account application. Proceeds for shares redeemed on telephonic order will be deposited by wire or EFT only to the bank account designated in your account application.

  The redemption value equals the net asset value per share then determined and may be more or less than your cost depending upon changes in the value of the Fund's portfolio securities between purchase and redemption.

  If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you.

REDEMPTION OF SHARES IN GENERAL
  At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such a case, the Fund will mail the redemption proceeds upon clearance of the purchase check, which may take up to 15 days or more. Any delay may be avoided by purchasing shares either with a certified check or by Federal Reserve or bank wire of funds or by EFT. Although the mailing of a redemption check or the wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.

  The Fund computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption, less any applicable contingent deferred sales charge (as described above), will be made within seven days thereafter except as discussed herein.

  You may also redeem your shares through broker-dealers. The Principal Underwriter, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to Buy Shares." If the Principal Underwriter has received proper documentation, it will pay the redemption proceeds, less any applicable deferred sales charge, to the broker-dealer placing the order within seven days thereafter. The Principal Underwriter charges no fee for this service. Your broker-dealer, however, may charge a service fee.

  For your protection, SIGNATURES ON CERTIFICATES, STOCK POWERS AND ALL WRITTEN ORDERS OR AUTHORIZATIONS MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A BANK OR OTHER PERSONS ELIGIBLE TO GUARANTEE SIGNATURES UNDER THE SECURITIES EXCHANGE ACT OF 1934 AND KIRC'S POLICIES. The Fund or KIRC may waive this requirement, but also may require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and KIRC reserve the right to withdraw this waiver at any time.

  If the Fund receives a redemption order, but you have not clearly indicated the amount of money or number of shares involved, the Fund cannot execute the order. In such cases, the Fund will request the missing information from you and process the order on the day such information is received.


BY TELEPHONE
  Under ordinary circumstances, you may redeem up to $50,000 from your account by telephone by calling toll free 1-800-343-2898. You must complete the appropriate sections of the Fund's application to enjoy telephone redemption privileges.


  In order to insure that instructions received by KIRC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If the redemption proceeds are less than $2,500, they will be mailed by check. If they are $2,500 or more, they will be mailed, wired or sent by EFT to your previously designated bank account as you direct. If you do not specify how you wish your redemption proceeds to be sent, they will be mailed by check.

  If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker as set forth herein.

SMALL ACCOUNTS
  Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No deferred sales charges are applied to such redemptions.

REDEMPTIONS IN KIND
  If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself, however, under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs upon the securities' sale.

GENERAL
  The Fund reserves the right at any time to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

  Except as otherwise noted, neither the Fund, KIRC nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Keystone Automated Response Line ("KARL") or by telephone. KIRC will employ reasonable procedures to confirm that instructions received over KARL or by telephone are genuine. Neither the Fund, KIRC nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that KIRC reasonably believes to be genuine.

  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

SHAREHOLDER SERVICES
  Details on all shareholder services may be obtained from KIRC by writing or by calling toll free 1-800-343-2898.

KEYSTONE AUTOMATED RESPONSE LINE
  KARL offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access KARL by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

EXCHANGES
  A shareholder who has obtained the appropriate prospectus may exchange shares of the Fund for shares of certain other Keystone America Funds and Keystone Liquid Trust ("KLT") as follows:

    Class A shares may be exchanged for Class A shares of other Keystone America Funds and Class A shares of KLT;


    Class B shares, except as noted below, may be exchanged for the same type of Class B shares of other Keystone America Funds and the same type of Class B shares of KLT; and


    Class C shares may be exchanged for Class C shares of other Keystone America Funds and Class C shares of KLT.


    Class B shares purchased on or after June 1, 1995 cannot be exchanged for Class B shares of Keystone Capital Preservation and Income Fund during the 24 month period commencing with and including the month of purchase.


The exchange of Class B shares and Class C shares will not be subject to a contingent deferred sales charge. However, if the shares being tendered for exchange are

  (1) Class A shares acquired in an NAV Purchase or otherwise without a front end sales charge,

  (2) Class B shares that have been held for less than 72 months or four years, as the case may be, or

  (3) Class C shares that have been held for less than one year,

and are still subject to a deferred sales charge, such charge will carry over to the shares being acquired in the exchange transaction.

  You may exchange shares for another Keystone fund for a $10 fee by calling or writing to Keystone. The exchange fee is waived for individual investors who make an exchange using KARL. Shares purchased by check are eligible for exchange after 15 days. If the shares being tendered for exchange are still subject to a deferred sales charge, such charge will carry over to the shares being acquired in the exchange transaction. The Fund reserves the right, after providing the required notice to shareholders, to terminate this exchange offer or to change its terms, including the right to change the fee for any exchange.


  Orders to exchange a certain class of shares of the Fund for the corresponding class of shares of KLT will be executed by redeeming the shares of the Fund and purchasing the corresponding class of shares of KLT at the net asset value of such shares next determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Fund prior to 4:00 p.m., Eastern time on any day the Fund is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. Eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.


  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the funds in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.

KEYSTONE AMERICA MONEY LINE
  Keystone America Money Line eliminates the delay of mailing a check or the expense of wiring funds. You must request the service on your application. Keystone America Money Line allows you to authorize electronic transfers of money to purchase shares in any amount and to redeem up to $50,000 worth of shares. You can use Keystone America Money Line like an "electronic check" to move money between your bank account and your account in the Fund with one telephone call. You must allow two business days after the call for the transfer to take place. For money recently invested, you must allow normal check clearing time before redemption proceeds are sent to your bank.

  You may also arrange for systematic monthly or quarterly investments in your Keystone America account. Once proper authorization is given, your bank account will be debited to purchase shares in the Fund. You will receive confirmation from the Principal Underwriter for every transaction.

  To change the amount of a Keystone America Money Line or to terminate the service (which could take up to 30 days), you must write to KIRC and include account numbers.

RETIREMENT PLANS
  The Fund has various pension and profit-sharing plans available to you, including Individual Retirement Accounts ("IRAs"); Rollover IRAs; Simplified Employee Pension Plans ("SEPs"), Tax Sheltered Annuity Plans ("TSAs"), 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans, Pension and Target Benefit Plans; Money Purchase Plans and Salary-Reduction Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to KIRC.

AUTOMATIC WITHDRAWAL PLAN
  Under an Automatic Withdrawal Plan, if your account has a value of at least $10,000, you may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1.5% per month or 4.5% per quarter of the total net asset value of the Fund shares in your account when the Automatic Withdrawal Plan is opened. Fixed withdrawal payments are not subject to a deferred sales charge. Excessive withdrawals may decrease or deplete the value of your account. Moreover, because of the effect of the applicable sales charge, a Class A investor should not make continuous purchases of the Fund's shares while participating in the Automatic Withdrawal Plan.

DOLLAR COST AVERAGING
  Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Keystone America Fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

  Prior to participating in dollar cost averaging, you must establish an account in a Keystone America Fund or a money market fund managed or advised by Keystone. You should designate on the application (1) the dollar amount of each monthly or quarterly investment (minimum $100) you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund. If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent.

TWO DIMENSIONAL INVESTING
  You may elect to have income and capital gains distributions from any class Keystone America Fund shares you may own automatically invested to purchase the same class of shares of any other Keystone America Fund. You may select this service on your application and indicate the Keystone America Fund(s) into which distributions are to be invested. The value of shares purchased will be ineligible for Rights of Accumulation and Letters of Intent.

OTHER SERVICES
  Under certain circumstances, you may, within 30 days after a redemption, reinstate your account in the same class of shares that you redeemed at current net asset value.

PERFORMANCE DATA
  From time to time the Fund may advertise "total return" and "current yield". ALL DATA IS BASED ON HISTORICAL EARNINGS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return and current yield are computed separately for each class of shares of the Fund. Total return refers to average annual compounded rates of return over specified periods determined by comparing the initial amount invested in a particular class to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of the maximum sales charge or applicable contingent deferred sales charge and all recurring charges, if any, applicable to all shareholder accounts. The exchange fee is not included in the calculation.

  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.

  The Fund may also include comparative performance data for each class of shares in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Corporation, Ibbotson Associates or other industry publications.


FUND SHARES
  Generally, the Fund currently issues three classes of shares which participate in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of each class of shares or other expenses that the Board of Trustees may designate as class expenses from time to time, are borne solely by each class; (2) each class of shares has exclusive voting rights with respect to its Distribution Plan; (3) each class has different exchange privileges; and (4) each class generally has a different designation. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services" but will have no other preference, conversion, exchange or preemptive rights. Shares are transferable, redeemable and freely assignable as collateral. There are no sinking fund provisions. The Fund is authorized to issue additional series or classes of shares.


  Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of the Fund vote together except when required by law to vote separately by series or class. The Fund does not have annual meetings. The Fund will have special meetings from time to time as required under its Declaration of Trust and under the 1940 Act. As provided in the Declaration of Trust of the Fund, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. As prescribed by
Section 16(c) of the 1940 Act, shareholders may be eligible for shareholder communication assistance in connection with the special meeting.

  Under Massachusetts law it is possible that a Fund shareholder may be held personally liable for the Fund's obligations. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the Fund's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Fund's obligations. Disclaimers of such liability are included in each Fund agreement.

ADDITIONAL INFORMATION
  KIRC, located at 101 Main Street, Cambridge Massachusetts 02142-1519, is a wholly-owned subsidiary of Keystone and serves as the Fund's transfer agent and dividend disbursing agent.

  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon written notice to those shareholders, the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                      ADDITIONAL INVESTMENT INFORMATION

  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

OBLIGATIONS OF FOREIGN BRANCHES OF UNITED STATES BANKS
  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF UNITED STATES BRANCHES OF FOREIGN BANKS
  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

MASTER DEMAND NOTES
  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by the Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Keystone considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund will invest in them only if the issuer meets the criteria established for commercial paper discussed in the Statement of Additional Information which limit such investments to commercial paper rated A-1 by S&P, Prime-1 by Moodys and F-1 by Fitch Investors Service, Inc.

REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with appropriate regulatory organizations. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto;
(2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price. Borrowing and reverse repurchase agreements magnify the potential for gain or loss on the portfolio securities of the Fund and, therefore, increase the possibility of fluctuation in the Fund's net asset value. Such practices may constitute leveraging. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. The staff of the Securities and Exchange Commission has taken the position that the 1940 Act treats reverse repurchase agreements as being included in the percentage limit on borrowings imposed on a Fund.

FOREIGN SECURITIES
  The Fund may invest up to 25% of its assets in securities principally traded in securities markets outside the U.S. While investment in foreign securities is intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent cash from being brought back to the U.S.). These risks are carefully considered by Keystone prior to the purchase of these securities.

"WHEN ISSUED" SECURITIES
  The Fund may also purchase and sell securities and currencies on a when issued and delayed delivery basis. When issued or delayed delivery transactions arise when securities or currencies are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When the Fund engages in when issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made by the Fund, however, until it receives payment or delivery from the other party to the transaction. The Fund will maintain a separate account of liquid assets equal to the value of such purchase commitments until payment is made. When issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates, currency rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in when issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio securities or currencies consistent with its investment objective and policies and not for the purpose of investment leverage. The Fund currently does not intend to invest more than 5% of its assets in when issued or delayed delivery transactions.

LOANS OF SECURITIES TO BROKER-DEALERS
  The Fund may lend securities to brokers or dealers pursuant to agreements requiring that the loans be continuously secured by cash or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to the Fund if, as a result, the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if, in the opinion of the Fund, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made, however, to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

DERIVATIVES
  The Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes, although the Fund generally uses derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments--options, futures, forwards and swaps--from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps, is provided later in this section and is provided in the Fund's statement of additional information.

  Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. See "Indexed Commercial Paper" and "Structured Securities" below. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage Related Securities," "Collateralized Mortgage Obligations," "Adjustable Rate Mortgage Securities," "Stripped Mortgage Securities," "Mortgage Securities -- Special Considerations," and "Other Asset-Backed Securities" and the Fund's statement of additional information.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

* Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

* Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

* Credit Risk -- This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

* Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

* Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

* Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

OPTIONS TRANSACTIONS
  WRITING COVERED OPTIONS. The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. If the Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Fund does not expect, however, that this will occur.

  The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

  PURCHASING OPTIONS. The Fund may purchase put or call options, including purchasing put or call options for the purpose of offsetting previously written put or call options of the same series.

  If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.

  OPTIONS TRADING MARKETS. Options in which the Fund will trade are generally listed on national securities exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in this prospectus and in the statement of additional information.

  The staff of the Securities and Exchange Commission is of the view that the premiums that the Fund pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its policies on illiquid securities.

FUTURES TRANSACTIONS
  The Fund may enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into securities, currency or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

  The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Fund intends to purchase futures contracts in order to fix what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case, it would continue to bear market risk on the transaction.

  Although futures and related options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Fund's futures position and the securities or currencies held by or to be purchased for the Fund. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in its prospectus and statement of additional information.

FOREIGN CURRENCY TRANSACTIONS
  As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Although the Fund does not currently intend to do so, the Fund may also purchase and sell options related to foreign currencies. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

INTEREST RATE TRANSACTIONS
(SWAPS, CAPS AND FLOORS)
  If the Fund enters into interest rate swap, cap or floor transactions, it expects to do so primarily for hedging purposes, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. The Fund does not intend to use these transactions in a speculative manner.

  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a contractually-based principal ("notional") amount from the party selling the interest rate cap or floor. The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

  The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become more established and relatively liquid. Caps and floors are less liquid than swaps. These transactions also involve the delivery of securities or other underlying assets and principal. Accordingly, the risk of loss to the Fund from interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make.

INDEXED COMMERCIAL PAPER
  Indexed commercial paper may have its principal linked to changes in foreign currency exchange rates whereby its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the referenced exchange rate. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

MORTGAGE-RELATED SECURITIES
  The mortgage-related securities in which the Fund may typically invest are securities representing interests in pools of mortgage loans made to home owners. Mortgage-related securities bear interest at either a fixed rate or an adjustable rate determined by reference to an index rate. The mortgage loan pools may be assembled for sale to investors (such as the Fund) by governmental or private organizations. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") are backed by the full faith and credit of the U.S. government; those issued by Federal National Mortgage Associated ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") are not so backed.

  Securities representing interests in pools created by private issuers generally offer a higher rate of interest than securities representing interests in pools created by governmental issuers because there are no direct or indirect governmental guarantees of the underlying mortgage payments. However, private issuers sometimes obtain committed loan facilities, lines of credit, letters of credit, surety bonds or other forms of liquidity and credit enhancement to support the timely payment of interest and principal with respect to their securities if the borrowers on the underlying mortgages fail to make their mortgage payments. The ratings of such non-governmental securities are generally dependent upon the ratings of the providers of such liquidity and credit support and would be adversely affected if the rating of such an enhancer were downgraded. The Fund may buy mortgage-related securities without credit enhancement if the securities meet the Fund's investment standards. Although the market for mortgage-related securities is becoming increasingly liquid, those of certain private organizations may not be readily marketable.

  One type of mortgage-related security is of the "pass-through" variety. The holder of a pass-through security is considered to own an undivided beneficial interest in the underlying pool of mortgage loans and receives a pro rata share of the monthly payments made by the borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities. Prepayments of mortgages resulting from the sale, refinancing or foreclosure of the underlying properties are also paid to the holders of these securities. Some mortgage-related securities, such as securities issued by GNMA, are referred to as "modified pass-through" securities. The holders of these securities are entitled to the full and timely payment of principal and interest, net of certain fees, regardless of whether payments are actually made on the underlying mortgages. Another form of mortgage-related security is a "pay-through" security, which is a debt obligation of the issuer secured by a pool of mortgage loans pledged as collateral that is legally required to be paid by the issuer regardless of whether payments are actually made on the underlying mortgages.


COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). CMOs are the predominant type of "pay-through" mortgage-related security. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. The interest rate may be fixed or adjustable. The collateral securing the CMOs may consist of a pool of mortgages, but may also consist of mortgage-backed bonds or pass-through securities. The secondary market for CMOs is actively traded. CMOs may be issued by a U.S. government instrumentality or agency or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by GNMA, FNMA or FHLMC, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by GNMA, FNMA, FHLMC, any other governmental agency or any other person or entity.


INVERSE FLOATING RATE COLLATERALIZED MORTGAGE OBLIGATIONS. In addition to investing in fixed rate and adjustable rate CMOs, the Fund may also invest in CMOs with rates that move inversely to market rates ("inverse floaters").

  An inverse floater bears an interest rate that resets in the opposite direction of the change in a specified interest rate index. As market interest rates rise, the interest rate on the inverse floater goes down, and vice versa. Inverse floaters tend to exhibit greater price volatility than fixed-rate bonds of similar maturity and credit quality. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Moreover, the secondary market for inverse floaters may be limited in rising interest rate environments.

ADJUSTABLE RATE MORTGAGE SECURITIES. Another type of mortgage-related security, known as adjustable-rate mortgage securities ("ARMS"), bears interest at a rate determined by reference to a predetermined interest rate or index. There are two main categories of rates or indices: (1) rates based on the yield on U.S. Treasury securities and (2) indices derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Some rates and indices closely mirror changes in market interest rate levels, while others tend to lag changes in market rate levels and tend to be somewhat less volatile.

  ARMS may be secured by adjustable-rate mortgages or fixed-rate mortgages. ARMS secured by fixed-rate mortgages generally have lifetime caps on the coupon rates of the securities. To the extent that general interest rates increase faster than the interest rates on the ARMS, these ARMS will decline in value. The adjustable-rate mortgages that secure ARMS will frequently have caps that limit the maximum amount by which the interest rate or the monthly principal and interest payments on the mortgages may increase. These payment caps can result in negative amortization (i.e., an increase in the balance of the mortgage loan). Furthermore, since many adjustable-rate mortgages only reset on an annual basis, the values of ARMS tend to fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable-rate mortgages.

STRIPPED MORTGAGE SECURITIES. Stripped mortgage-related securities ("SMRS") are mortgage-related securities that are usually structured with two classes of securities collateralized by a pool of mortgages or a pool of mortgaged-backed bonds or pass-through securities, with each class receiving different proportions of the principal and interest payments from the underlying assets. A common type of SMRS has one class of interest-only securities ("IOs") receiving all of the interest payments from the underlying assets, while the other class of securities, principal-only securities ("POs"), receives all of the principal payments from the underlying assets. IOs and POs are extremely sensitive to interest rate changes and are more volatile than mortgage-related securities that are not stripped. IOs tend to decrease in value as interst rates decrease, while POs generally increase in value as interest rates decrease. If prepayments of the underlying mortgages are greater than anticipated, the amount of interest earned on the overall pool will decrease due to the decreasing principal balance of the assets. Changes in the values of IOs and POs can be substantial and occur quickly, such as occurred in the first half of 1994 when the value of many POs dropped precipitously due to increase in interest rates. For this reason the Fund does not rely on IOs and POs as the principal means of furthering its investment objective.


  Determinations of the liquidity of SMRS issued by the U.S. government, its agencies and instrumentalities will be made by ascertaining whether such securities can be disposed of within seven days in the ordinary course of business at the value used in the calculation of the Fund's net asset value per share. In the event the Fund purchases Stripped Mortgage Securities determined to be illiquid pursuant to the guidelines established by the Board, such Stripped Mortgage Securities, together with investments in other illiquid securities, will be limited to 15% of the Fund's assets. In any event, the Fund currently intends to invest no more than 15% of its net assets in IOs and to limit investment in POs so that its PO holdings do not exceed its IO holdings by more than 5%.


MORTGAGE-RELATED SECURITIES -- SPECIAL CONSIDERATIONS. The value of mortgage-related securities is affected by a number of factors. Unlike traditional debt securities, which have fixed maturity dates, mortgage-related securities may be paid earlier than expected as a result of prepayment of the underlying mortgages. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in the early payment of the applicable mortgage-related securities. In that event the Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities causes these securities to experience significantly greater price and yield volatility than experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by the level of general interest rates, general economic conditions and other social and demographic factors. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

  As with fixed-income securities generally, the value of mortgage-related securities can also be adversely affected by increases in general interest rates relative to the yield provided by such securities. Such adverse effect is especially possible with fixed-rate mortgage securities. If the yield available on other investments rises above the yield of the fixed-rate mortgage securities as a result of general increases in interest rate levels, the value of the mortgage-related securities will decline. Although the negative effect could be lessened if the mortgage-related securities were to be paid earlier (thus permitting the Fund to reinvest the prepayment proceeds in investments yielding the higher current interest rate), as described above the rate of mortgage prepayments and earlier payment of mortgage-related securities generally tends to decline during a period of rising interest rates.

  Although the value of ARMS may not be affected by rising interest rates as much as the value of fixed-rate mortgage securities is affected by rising interest rates, ARMS may still decline in value as a result of rising interest rates. Although, as described above, the yield on ARMS varies with changes in the applicable interest rate or index, there is often a lag between increases in general interest rates and increases in the yield on ARMS as a result of relatively infrequent interest rate reset dates. In addition, adjustable-rate mortgages and ARMS often have interest rate or payment caps that limit the ability of the adjustable-rate mortgages or ARMS to fully reflect increases in the general level of interest rates.

OTHER ASSET-BACKED SECURITIES. The securitization techniques used to develop mortgage-related securities are being applied to a broad range of financial assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are being securitized in structures similar to the structures used in mortgage securitizations. These asset-backed securities are subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-related securities discussed above.

  Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured obligations of the credit card holder and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There have also been proposals to cap the interest rate that a credit card issuer may charge. In some transactions, the value of the asset-backed security is dependent on the performance of a third party acting as credit enhancer or servicer. Furthermore, in some transactions (such as those involving the securitization of vehicle loans or leases) it may be administratively burdensome to perfect the interest of the security issuer in the underlying collateral and the underlying collateral may become damaged or stolen.

VARIABLE, FLOATING AND INVERSE FLOATING RATE INSTRUMENTS. Fixed-income securities may have fixed, variable or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

  The Fund may invest in fixed-income securities that pay interest at a coupon rate equal to a base rate, plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level or "cap." The amount of such an additional interest payment typically is calculated under a formula based on a short-term interest rate index multiplied by a designated factor.

  An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in market value.

STRUCTURED SECURITIES. Structured securities represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations or foreign government securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of structured securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities of a given class may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

BRADY BONDS. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

  U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

EQUIPMENT TRUST CERTIFICATES. Equipment Trust Certificates are a mechanism for financing the purchase of transportation equipment, such as railroad cars and locomotives, trucks, airplanes and oil tankers.

  Under an equipment trust certificate, the equipment is used as the security for the debt and title to the equipment is vested in a trustee. The trustee leases the equipment to the user, i.e. the railroad, airline, trucking or oil company. At the same time equipment trust certificates in an aggregate amount equal to a certain percentage of the equipment's purchase price are sold to lenders. The trustee pays the proceeds from the sale of certificates to the manufacturer. In addition, the company using the equipment makes an initial payment of rent equal to the balance of the purchase price to the trustee, which the trustee also pays to the manufacturer. The trustee collects lease payments from the company and uses the payments to pay interest and principal on the certificates. At maturity, the certificates are redeemed and paid, the equipment is sold to the company and the lease is terminated. These certificates are typically traded in the over-the-counter market.

  Generally, these certificates are regarded as obligations of the company that is leasing the equipment and are shown as liabilities in its balance sheet. However, the company does not own the equipment until all the certificates are redeemed and paid. In the event the company defaults under its lease, the trustee terminates the lease. If another lessee is available, the trustee leases the equipment to another user and makes payments on the certificates from new lease rentals.

  The principal risk of these certificates is the decline in value of the equipment. However, the equipment which is typically involved is not subject to rapid decline in value.

ZERO COUPON "STRIPPED" BONDS. A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Coupon zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related Treasury securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

  In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuers and are not required to act in concert with other holders of zero coupon bonds.

  For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into account each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds and the subsequent accrual of discount on the retained items.

                                                                       EXHIBIT A

                            REDUCED SALES CHARGES

  Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Keystone America Funds.

  For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or Letters of Intent, the term "Purchaser" includes the following persons: an individual; an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501 (c)(3) or (13) of the Internal Revenue Code; a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code; or other organized groups of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

CONCURRENT PURCHASES
  For purposes of qualifying for a reduced sales charge, a Purchaser may combine concurrent direct purchases of Class A shares of two or more of the "Eligible Funds," as defined below. For example, if a Purchaser concurrently invested $75,000 in one of the other "Eligible Funds" and $75,000 in the Fund, the sales charge would be that applicable to a $150,000 purchase, i.e., 3.75% of the offering price, as indicated in the Sales Charge Schedule in the prospectus.

RIGHT OF ACCUMULATION
  In calculating the sales charge applicable to current purchases of the Fund's Class A shares, a Purchaser is entitled to accumulate current purchases with the current value of previously purchased Class A shares of the Fund and Class A shares of certain other eligible funds that are still held in (or exchanged for shares of and are still held in) the same or another eligible fund ("Eligible Fund(s)"). The Eligible Funds are the Keystone America Funds and Keystone Liquid Trust.

  For example, if a Purchaser held shares valued at $99,999 and purchased an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75% of the offering price as indicated in the Sales Charge schedule. KIRC must be notified at the time of purchase that the Purchaser is entitled to a reduced sales charge, which reduction will be granted subject to confirmation of the Purchaser's holdings. The Right of Accumulation may be modified or discontinued at any time.

LETTER OF INTENT
  A Purchaser may qualify for a reduced sales charge on a purchase of Class A shares of the Fund alone or in combination with purchases of Class A shares of any of the other Eligible Funds by completing the Letter of Intent section of the application. By so doing, the Purchaser agrees to invest within a thirteen-month period a specified amount which, if invested at one time, would qualify for a reduced sales charge. Each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified on the application, as described in this prospectus. The Letter of Intent does not obligate the Purchaser to purchase, nor the Fund to sell, the amount indicated.

  After the Letter of Intent is received by KIRC, each investment made will be entitled to the sales charge applicable to the level of investment indicated on the application. The Letter of Intent may be back-dated up to ninety days so that any investments made in any of the Eligible Funds during the preceding ninety-day period, valued at the Purchaser's cost, can be applied toward fulfillment of the Letter of Intent. However, there will be no refund of sales charges already paid during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount specified in the Letter of Intent. Income and capital gains distributions taken in additional shares will not apply toward completion of the Letter of Intent.

  If total purchases made pursuant to the Letter of Intent are less than the amount specified, the Purchaser will be required to remit an amount equal to the difference between the sales charge paid and the sales charge applicable to purchases actually made. Out of the initial purchase (or subsequent purchases, if necessary) 5% of the dollar amount specified on the application will be held in escrow by KIRC in the form of shares registered in the Purchaser's name. The escrowed shares will not be available for redemption, transfer or encumbrance by the Purchaser until the Letter of Intent is completed or the higher sales charge paid. All income and capital gains distributions on escrowed shares will be paid to the Purchaser or his order.

  When the minimum investment specified in the Letter of Intent is completed (either prior to or by the end of the thirteen-month period), the Purchaser will be notified and the escrowed shares will be released. If the intended investment is not completed, the Purchaser will be asked to remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually attained. If the Purchaser does not within 20 days after written request by the Principal Underwriter or his dealer pay such difference in sales charge, KIRC will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by KIRC. Any redemptions made by the Purchaser during the thirteen-month period will be subtracted from the amount of the purchases for purposes of determining whether the Letter of Intent has been completed. In the event of a total redemption of the account prior to completion of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Purchaser.

  By signing the application, the Purchaser irrevocably constitutes and appoints KIRC his attorney to surrender for redemption any or all escrowed shares with full power of substitution.

  The Purchaser or his dealer must inform the Principal Underwriter or KIRC that a Letter of Intent is in effect each time a purchase is made.

                                KEYSTONE AMERICA
                                  FUND FAMILY

                      Capital Preservation and Income Fund

                           Government Securities Fund

                          Intermediate Term Bond Fund

                             Strategic Income Fund

                                World Bond Fund

                              Tax Free Income Fund

                        California Insured Tax Free Fund

                             Florida Tax Free Fund

                          Massachusetts Tax Free Fund

                             Missouri Tax Free Fund

                         New York Insured Tax Free Fund

                           Pennsylvania Tax Free Fund

                              Texas Tax Free Fund

                             Fund for Total Return

                           Global Opportunities Fund

                      Hartwell Emerging Growth Fund, Inc.

                              Hartwell Growth Fund

                                   Omega Fund

                              Fund of the Americas

                           Strategic Development Fund

                                     [logo]
                                    KEYSTONE
                                  INVESTMENTS

Keystone Investment Distributors Company
200 Berkeley Street
Boston, Massachusetts 02116-5045

ITBF-P 11/95

                                    KEYSTONE
                    [Photo: White Fence Along Country Road]

                               INTERMEDIATE TERM
                                   BOND FUND

                                     [LOGO]

                                 PROSPECTUS AND
                                  APPLICATION

                      KEYSTONE INTERMEDIATE TERM BOND FUND


                                     PART B


                      STATEMENT OF ADDITIONAL INFORMATION

                      KEYSTONE INTERMEDIATE TERM BOND FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                                 NOVEMBER __,1995


         This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with the prospectus of Keystone Intermediate Term Bond Fund (the "Fund") dated November __, 1995. A copy of the prospectus may be obtained from Keystone Investment Distributors Company (formerly named Keystone Distributors, Inc.) (the "Principal Underwriter"), the Fund's principal underwriter, 200 Berkeley Street, Boston, Massachusetts 02116-5034.


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                          TABLE OF CONTENTS

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                                                     Page

     The Fund                                          2
     Investment Policies                               2
     Investment Restrictions                           2
     Dividends and Taxes                               6
     Valuation of Securities                           7
     Brokerage                                         8
     Sales Charges                                    10
     Distribution Plans                               13
     Trustees and Officers                            16
     Investment Manager                               20
     Investment Adviser                               23
     Principal Underwriter                            25
     Declaration of Trust                             26
     Standardized Total Return
       and Yield Quotations                           28
     Additional Information                           29
     Appendix                                        A-1
     Financial Statements                            F-1
     Independent Auditors' Report                    F-13

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                              THE FUND

-------------------------------------------------------------------------------

         The Fund is an open-end diversified, management investment company commonly known as a mutual fund. The Fund seeks current income by investing primarily in investment quality debt securities. As a secondary objective, the Fund seeks to protect capital. The Fund was formed as a Massachusetts business trust on October 24, 1986. The Fund changed its name from Keystone America Intermediate Term Bond Fund to its current name on May 1, 1995. The Fund is managed by Keystone Management, Inc. ("Keystone Management") and advised by Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.) ("Keystone").

         The essential information about the Fund is contained in its prospectus. This statement of additional information provides additional information about the Fund that may be of interest to some investors.


-------------------------------------------------------------------------------

                        INVESTMENT POLICIES

-------------------------------------------------------------------------------

         The Fund invests primarily in investment quality debt securities. Certain investments and investment techniques, including the risks associated with such investments and investment techniques, and ratings criteria applicable to the Fund are more fully explained in the Appendix to this statement of additional information.

FUNDAMENTAL NATURE OF INVESTMENT OBJECTIVE

         The investment objective of the Fund is fundamental and may not be changed without approval of the holders of a majority of the Fund's outstanding voting shares (which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares).


-------------------------------------------------------------------------------

                       INVESTMENT RESTRICTIONS

-------------------------------------------------------------------------------

         The investment restrictions set forth below, are fundamental and may not be changed without the vote of a majority of the Fund's outstanding voting shares. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         The Fund may not do the following:

         (1) purchase any security (other than United States ("U.S.") government securities) of any issuer, if as a result more than 5% of its total assets would be invested in securities of the issuer, except that up to 25% of its total assets may be invested without regard to this limit;

         (2) purchase securities on margin except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

         (3) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

         (4) borrow money or enter into reverse repurchase agreements, except that the Fund may (a) enter into reverse repurchase agreements or (b) borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made;

         (5) pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis or collateral arrangement with respect to the writing of options on securities are not deemed to be a pledge of assets;

         (6) issue senior securities; the purchase or sale of securities on a "when issued" basis or collateral arrangement with respect to the writing of options on securities are not deemed to be the issuance of a senior security;

         (7) make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to broker-dealers and enter into repurchase agreements;

         (8) purchase any security (other than U.S. government securities) of any issuer if as a result more than 25% of its total assets would be invested in a single industry; except that (a) there is no restriction with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) the industry classification of utilities will be determined according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (d) the industry classification of medically related industries will be determined according to their services (for example, management, hospital supply, medical equipment and pharmaceuticals will each be considered a separate industry);

         (9) invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

         (10) purchase securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction;

         (11) purchase or sell commodities or commodity contracts or real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate and may engage in currency or other financial futures contracts and related options transactions; and

         (12) underwrite securities of other issuers, except that the Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective.

         The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limiting its holdings of such securities to 15% of net assets.

         As a matter of practice the Fund treats reverse repurchase agreements as borrowings for purposes of compliance with the limitations of the Investment Company Act of 1940 ("1940 Act.") Reverse repurchase agreements will be taken into account along with borrowings from banks for purposes of the 5% limit set forth in Investment Restriction (4).

         Additional restrictions adopted by the Fund, which may be changed by the Board of Trustees, provide that the Fund may not purchase or retain securities of an issuer if, to the knowledge of the Fund, any officer, Trustee or Director of the Fund or Keystone each owning beneficially more than 1/2 of 1% of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer, or such persons or management personnel of the Fund or Keystone have a substantial beneficial interest in the securities of such issuer. Portfolio securities of the Fund may not be purchased from or sold or loaned to Keystone or any affiliate thereof or any of their Directors, officers or employees.

         Although not fundamental restrictions or policies requiring a shareholders' vote to change, the Fund has undertaken to a state securities authority that, so long as the state authority requires and shares of the Fund are registered for sale in that state, the Fund (1) will not invest in interests in oil, gas or other mineral exploration or development programs, except publicly traded securities of companies engaging in such activities, (2) will not write or sell puts, calls or combinations thereof, except that it may write covered put and call options, (3) in connection with the purchase of debt securities, may acquire warrants or other rights to subscribe for securities of issuers or securities of parents or subsidiaries of such issuers (warrants), provided that no more than 5% of its total assets may be invested in warrants (for the purpose of this restriction, warrants attached to securities acquired by the Fund may be deemed to be without value); in any case, unless authorized by the vote of a majority of the Fund's outstanding voting shares.

         As a continuing condition of registration of the Fund in a state, the Fund has undertaken not to purchase any securities (other than U.S. government securities) of any issuer if, as a result, more than 5% of its total assets would be invested in securities of the issuer.

         Although not fundamental restrictions or policies requiring a shareholders' vote to change, the Fund has undertaken to a state securities authority that so long as the state authority requires and shares of the Fund are registered for sale in that state, the Fund will not (1) write puts and calls on securities unless (a) the option is issued by the Options Clearing Corporation, (b) the security underlying the put or call is within the investment policies of the Fund, and (c) the aggregate value of the securities underlying the calls or obligations underlying the puts determined, as of the date of sale, does not exceed 25% of its net assets, and (2) buy and sell puts and calls written by others unless (a) the options are listed on a national securities or commodities exchange or offered through certain approved national securities associations, and (b) the aggregate premiums paid on such options held at any time do not exceed 20% of the Fund's net assets.

         Although not fundamental restrictions or policies requiring a shareholders' vote to change, the Fund has undertaken to a state securities authority that, so long as the state authority requires and shares of the Fund are registered for sale in that state, the Fund will (1) limit its purchase of warrants to 5% of net assets, of which 2% may be warrants not listed on the New York or American Stock Exchange, (2) not invest in real estate limited partnership interests and (3) not invest in oil, gas or other mineral leases.

         In order to permit the sale of Fund shares in certain states, the Fund may make commitments more restrictive than the investment restrictions described above. Should the Fund determine that any such commitment is no longer in the best interests of the Fund, it will revoke the commitment by terminating sales of its shares in the state involved.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.


-------------------------------------------------------------------------------

                       DIVIDENDS AND TAXES

-------------------------------------------------------------------------------

         The Fund distributes to its shareholders dividends from net investment income monthly and net realized long-term and short-term capital gains, if any, at least annually. Fund distributions are made in additional shares of that class of shares upon which the distribution is based or, at the option of the shareholder, in cash. Shareholders who have not opted, prior to the record date for any distribution, to receive cash will have the number of distributed shares determined on the basis of the Fund's net asset value per share computed at the end of the day on the record date after adjustment for the distribution. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks as appropriate will be mailed to shareholders within seven days after the Fund pays the distribution. Unless the Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and future gains and income distributions in shares. Instructions continue in effect until changed in writing. Because most of the Fund's income will consist of interest, it is not expected that any portion of dividends paid by the Fund will qualify for the corporate dividends received deduction.

         Distributed long-term capital gains are taxable as such to the shareholder and regardless of the period of time Fund shares have been held by the shareholder. However, if such shares are held less than six months and redeemed at a loss, the shareholder will recognize a long term capital loss on such shares to the extent of the long term capital gain distribution received in connection with such shares. If the net asset value of the Fund's shares is reduced below a shareholder's cost by a capital gains distribution, such distribution, to the extent of the reduction, would be a return of investment though taxable as stated above. Since distributions of capital gains depend upon profits actually realized from the sale of securities by the Fund, they may or may not occur. The foregoing comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Such dividends and distributions may also be subject to state and local taxes.

         When the Fund makes a distribution, it intends to distribute only the Fund's net capital gains and such income as has been predetermined to the best of the Fund's ability to be taxable as ordinary income. Shareholders of the Fund will be advised annually of the federal income tax status of distributions.


-------------------------------------------------------------------------------

                      VALUATION OF SECURITIES

-------------------------------------------------------------------------------

         Current values for the Fund's portfolio securities are determined as follows:

         (1) securities for which market quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation;

         (2) short-term investments which are purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market and which reflects fair value as determined by the Fund's Board of Trustees;

         (3) short-term investments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest approximates market;

         (4) short-term investments having maturities of more than sixty days, for which market quotations are readily available, are valued at current market value; and

         (5) the following are valued at prices deemed in good faith to be fair under procedures established by the Fund's Board of Trustees: (a) securities, including restricted securities, for which complete quotations are not readily available, and (b) other assets.

         The Fund believes that reliable market quotations are generally not readily available for purposes of valuing fixed income securities. As a result, depending on the particular securities owned by the Fund, it is likely that most of the valuations for such securities will be based upon their fair value determined under procedures which have been approved by the Fund's Board of Trustees. The Fund's Board of Trustees has authorized the use of a pricing service to determine the fair value of its fixed income securities and certain other securities. Securities for which market quotations are readily available are valued on a consistent basis at that price quoted which, in the opinion of the Board of Trustees or the person designated by the Board of Trustees to make the determination, most nearly represents the market value of the particular security. Any securities for which market quotations are not readily available or other assets are valued on a consistent basis at fair value as determined in good faith using methods prescribed by the Fund's Board of Trustees.



-------------------------------------------------------------------------------

                                   BROKERAGE

-------------------------------------------------------------------------------

         It is the policy of the Fund, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other costs paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Management weighs such considerations in determining the overall reasonableness of brokerage commissions paid.

         Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Fund, Keystone Management or Keystone is considered to be in addition to and not in lieu of services required to be performed by Keystone Management under its Investment Management Agreement ("Management Agreement") with the Fund or Keystone under its Investment Advisory Agreement ("Advisory Agreement") with Keystone Management. The cost, value and specific application of such information are indeterminable and cannot be practically allocated among the Fund and other clients of Keystone Management or Keystone who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Management Agreement and the Advisory Agreement, Keystone Management and Keystone are permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone Management and Keystone do follow such a practice, they will do so on a basis which is fair and equitable to the Fund.

         The Fund expects that purchases and sales of income securities usually will be principal transactions. Such securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Fund for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's markup or reflect a dealer's markdown. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Fund may participate, if and when practicable, in group bidding for the purchase directly from an issuer of certain securities for the Fund's portfolio in order to take advantage of the lower purchase price available to members of such a group.

         Neither Keystone Management, Keystone nor the Fund intend to place securities transactions with any particular broker-dealer or group thereof. The Fund's Board of Trustees has determined, however, that the Fund may follow a policy of considering sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution, including best price, described above.

         The policy of the Fund with respect to brokerage is and will be reviewed by the Fund's Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

         Investment decisions for the Fund are made independently by Keystone Management or Keystone from those of the other funds and investment accounts managed by Keystone Management or Keystone. It may frequently develop that the same investment decision is made for more than one fund. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more funds or accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula which is equitable to each fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

         In no instance are portfolio securities purchased from or sold to Keystone Management, Keystone, the Principal Underwriter or any of their affiliated persons, as defined in the 1940 Act and rules and regulations issued thereunder.

         For the fiscal years ended July 31, 1993 and 1994, the Fund paid no brokerage commissions. For fiscal year ended July 31, 1995 the Fund paid $34,700 in brokerage commissions.


-------------------------------------------------------------------------------

                                 SALES CHARGES

-------------------------------------------------------------------------------

GENERAL

         Generally, the Fund offers three classes of shares. Class A shares are offered with a maximum sales charge of 4.75% payable at the time of purchase ("Front End Load Option"). Class B shares purchased on or after June 1, 1995 are subject to a contingent deferred sales charge if redeemed during the 72 month period from and including the month of purchase. Class B shares purchased prior to June 1, 1995 are subject to a contingent deferred sales charge upon redemption within three calendar years following the year of purchase ("Back End Load Option"). Class B shares purchased on or after June 1, 1995 that have been outstanding eight years from and including the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 that have been outstanding during seven calendar years will similarly convert to Class A shares. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to Keystone Investor Resource Center, Inc. ("KIRC"), the Fund's transfer and dividend disbursing agent.) Class C shares are sold subject to a contingent deferred sales charge payable upon redemption within one year after purchase ("Level Load Option"). Class C shares are available only through dealers who have entered into special distribution agreements with the Principal Underwriter. The prospectus contains a general description of how investors may buy shares of the Fund as well as a table of applicable sales charges for Class A shares; a discussion of reduced sales charges that may apply to subsequent purchases; and a description of applicable contingent deferred sales charges.

CONTINGENT DEFERRED SALES CHARGES

         In order to reimburse the Fund for certain expenses relating to the sale of its shares (See "Distribution Plans"), a contingent deferred sales charge is imposed at the time of redemption of certain Fund shares, as follows:

CLASS A SHARES

         With certain exceptions, purchases of Class A shares made on or after April 10, 1995 (1) in an amount equal to or exceeding $1,000,000 and/or (2) by a corporate qualified retirement plan or a non-qualified deferred compensation plan sponsored by a corporation having 100 or more eligible employees (a "Qualifying Plan"), in either case without a front-end sales charge, will be subject to a contingent deferred sales charge of 0.50% during the 24 month period following the date of purchase. Certain Class A shares purchased without a front-end sales charge prior to April 10, 1995 may be subject to a contingent deferred sales charge of 0.25% upon redemption during the one-year period commencing on the date such shares were originally purchased. The contingent deferred sales charge will be retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charge" below.

CLASS B SHARES

         With respect to Class B shares purchased on or after June 1, 1995, the Fund, with certain exceptions, will impose a deferred sales charge as a percentage of the lesser of net asset value or net cost of such Class B shares redeemed during succeeding twelve-month periods as follows: 5% during the first twelve month period; 4% during the second twelve month period; 3% during the third twelve month period; 3% during the fourth twelve month period; 2% during the fifth twelve period, and 1% during the sixth twelve month period. No deferred sales charge is imposed on amounts redeemed thereafter.

         With respect to Class B shares purchased prior to June 1, 1995, the Fund, with certain exceptions, will impose a deferred sales charge of 3.00% on shares redeemed during the calendar year of purchase and the first calendar year after the year of purchase; 2.00% on shares redeemed during the second calendar year after the year of purchase; and 1.00% on shares redeemed during the third calendar year after the year of purchase. No deferred sales charge is imposed on amounts redeemed thereafter.

         When imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. Amounts received by the Principal Underwriter under the Class B Distribution Plans are reduced by deferred sales charges retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charge below.

CLASS C SHARES

         With certain exceptions, the Fund will impose a deferred sales charge of 1% on shares redeemed within one year after the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charge" below.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE

         Any contingent deferred sales charge imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net cost of such shares.

         No contingent deferred sales charge is imposed when you redeem amounts derived from (1) increases in the value of your account above the net cost of such shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than one or two years, as the case may be, from the date of purchase; (4) Class B shares held during more than four consecutive calendar years or more than 72 months, as the case may be; or (5) Class C shares held for more than one year from the date of purchase.

         Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed. There is no contingent deferred sales charge when the shares of a class are exchanged for the shares of the same class of another Keystone America Fund. Moreover, when shares of one such class of a fund have been exchanged for shares of another such class of a fund, the calendar year of the purchase of the shares of the fund exchanged into is assumed to be the year shares tendered for exchange were originally purchased.

WAIVER OF SALES CHARGES

         Shares of the Fund also may be sold, to the extent permitted by applicable law, regulations, interpretations or exemptions, at net asset value without the imposition of an initial sales charge to certain Directors, Trustees, officers, full-time employees and sales representatives of the Fund, Keystone Management, Keystone, Keystone Investments, Inc. ("Keystone Investments"), their subsidiaries and the Principal Underwriter, who have been such for not less than ninety days, and to the pension and profit-sharing plans established by such companies, their subsidiaries and affiliates, for the benefit of their officers, Trustees, Directors, full-time employees and sales representatives, and to registered representatives of firms which have dealer agreements with the Principal Underwriter, provided all such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption by the Fund.

         No initial sales charge is charged on purchases of shares of the Fund by a bank or trust company in a single account in the name of such bank or trust company as trustee, if the initial investment in shares of the Fund or any fund in the Keystone Investments Family of Funds pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested. In addition, no contingent deferred sales charge is imposed on redemptions of such shares.

         With respect to Class A shares purchased by a Qualifying Plan at net asset value or Class C shares purchased by a Qualifying Plan, no contingent deferred sales charge will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets.

         In addition, no contingent deferred sales charge is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old;
(4) involuntary redemptions of an account having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under an Automatic Withdrawal Plan of up to 1 1/2% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

REDEMPTION OF SHARES

         The Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1% of the Fund's assets in any 90 day period.


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                               DISTRIBUTION PLANS

-------------------------------------------------------------------------------

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1.

DISTRIBUTION PLANS IN GENERAL

         The NASD limits the amount that a Fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount which the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Plan, plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges paid by shareholders to the Principal Underwriter).

CLASS A DISTRIBUTION PLAN. The Class A Distribution Plan provides that the Fund may expend daily amounts at an annual rate, which is currently limited to up to 0.25% of the Fund's average daily net asset value attributable to Class A shares, to finance any activity that is primarily intended to result in the sale of its shares, including, without limitation, expenditures consisting of payments to the principal underwriter of the Fund (currently the Principal Underwriter) to enable the Principal Underwriter to pay or to have paid to others who sell Class A shares a service or other fee, at such intervals as the Principal Underwriter may determine, in respect of Class A shares maintained by such recipients on the books of the Fund for specified periods.

         Amounts paid by the Fund under the Class A Distribution Plan are currently used to pay others, such as dealers, service fees at an annual rate of up to 0.25% of the average net asset value of Class A shares maintained by such others on the books of the Fund for specified periods.

CLASS B DISTRIBUTION PLAN. The Fund has adopted Distribution Plans for its Class B shares. Each Class B Distribution Plan provides that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class B shares to finance any activity that is primarily intended to result in the sale of Class B shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter, (1) to enable the Principal Underwriter to pay to others (dealers) commissions in respect of Class B shares since inception of the Distribution Plan; and (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class B shares maintained by any such recipients on the books of the Fund for specified periods.

         The Principal Underwriter generally reallows to brokers or others a commission equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker or other party receives service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient on the books of the Fund for specified periods.

         In connection with financing its distribution costs, including commission advances to dealers and others, the Principal Underwriter has sold to a financial institution substantially all of its 12b-1 fee collection rights and contingent deferred sales charge collection rights in respect of Class B shares sold during the two-year period commencing approximately June 1, 1995. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to possible adverse distribution consequences.

         The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with a Class B Distribution Plan that exceeds current annual payments permitted to be received by the Principal Underwriter from the Fund. The Principal Underwriter intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus one percent) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits.

         If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by a Class B Distribution Plan. If a Class B Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such amounts.

CLASS C DISTRIBUTION PLAN. The Class C Distribution Plan provides that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class C shares to finance any activity that is primarily intended to result in the sale of its shares, including, without limitation, expenditures consisting of payments to enable the Principal Underwriter to pay to others (dealers) commissions in respect of Class C shares since inception of the Distribution Plan; and (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class C shares maintained by such recipients on the books of the Fund for specified periods.

         The Principal Underwriter generally reallows to brokers or others a commission in the amount of 0.75% of the price paid for each Class C share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold. Beginning approximately fifteen months after purchase, brokers or others receive a commission at an annual rate of 0.75% (subject to NASD rules) plus service fees at the annual rate of 0.25% of the average daily net asset value of each Class C share maintained by the recipients on the books of the Fund for specified periods.

DISTRIBUTION PLANS - GENERAL

         Whether any expenditure under a Distribution Plan is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. A portion of the Fund's Distribution Plan expenses may be includable in the Fund's total operating expenses for purposes of determining compliance with the expense limit.

         Each of the Distribution Plans may be terminated at any time by a vote of the Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting shares of the respective class of the Fund.

         Any change in a Distribution Plan that would materially increase the distribution expenses provided for in a Distribution Plan requires shareholder approval. Otherwise, the Distribution Plans may be amended by the Trustees, including the Rule 12b-1 Trustees. Unpaid distribution costs at July 31, 1995, for Class B and Class C shares were $1,197,784 (6.66% of Class B net assets) and $1,087,783 (10.68% of Class C net class assets), respectively.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limit specified above. The amounts and purposes of expenditures under a Distribution Plan must be reported to the Rule 12b-1 Trustees quarterly. The Rule 12b-1 Trustees may require or approve changes in the implementation or operation of a Distribution Plan and may also require that total expenditures by the Fund under a Distribution Plan be kept within limits lower than the maximum amount permitted by a Distribution Plan as stated above.

         For the fiscal year ended July 31, 1995, the Fund paid the Principal Underwriter $37,252, $170,129 and $112,926 under the Class A, Class B and Class C Distribution Plans, respectively. This amount was used to pay commissions and service fees.

         While a Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Fund have determined that the sales of the Fund's shares resulting from payments under the Plans have benefited the Fund.


-------------------------------------------------------------------------------

                             TRUSTEES AND OFFICERS

-------------------------------------------------------------------------------

         The Trustees and officers of the Fund, their principal occupations and some of their affiliations over the last five years are as follows:

*ALBERT H. ELFNER, III: President, Chief Executive Officer and Trustee of the
     Fund; Chairman of the Board, President, Director and Chief Executive Officer of Keystone Investments; President, Chief Executive Officer and Trustee or Director of all 30 funds in the Keystone Investments Family of Funds; Director and Chairman of the Board, Chief Executive Officer and Vice Chairman of Keystone; Chairman of the Board and Director of Keystone Institutional Company, Inc. ("Keystone Institutional") (formerly named Keystone Investment Management Corporation), and Keystone Fixed Income Advisors ("KFIA"); Director, Chairman of the Board, Chief Executive Officer and President of Keystone Management and Keystone Software Inc. ("Keystone Software"); Director and President of Hartwell Keystone Advisers, Inc. ("Hartwell Keystone"), Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; Director of the Principal Underwriter, KIRC, and Fiduciary Investment Company, Inc. ("FICO"); Director of Boston Children's Services Association; Trustee of Anatolia College, Middlesex School, and Middlebury College; Member, Board of Governors, New England Medical Center; and former Trustee of Neworld Bank; former Director and Vice President of Robert Van Partners, Inc.

FREDERICK AMLING: Trustee of the Fund; Trustee or Director of all other Keystone
     Investments Funds; Professor, Finance Department, George Washington University; President, Amling & Company (investment advice); Member, Board of Advisers, Credito Emilano (banking); and former Economics and Financial Consultant, Riggs National Bank.

CHARLES A. AUSTIN III: Trustee of the Fund; Trustee or Director of all other
     Keystone Investments Funds; Investment Counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice) and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

*GEORGE S. BISSELL: Chairman of the Board and Trustee of the Fund; Director of
     Keystone Investments; Chairman of the Board and Trustee or Director of all other Keystone Investments Funds; Director and Chairman of the Board of Hartwell Keystone; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Chairman of the Board and Chief Executive Officer of Keystone Investments; and former Chief Executive Officer of the Fund.

EDWIN D. CAMPBELL: Trustee of the Fund; Trustee or Director of all other
     Keystone Investments Funds; Executive Director, Coalition of Essential Schools, Brown University; Director and former Executive Vice President, National Alliance of Business; former Vice President, Educational Testing Services; and former Dean, School of Business, Adelphi University.

CHARLES F. CHAPIN: Trustee of the Fund; Trustee or Director of all other
     Keystone Investments Funds; former Group Vice President, Textron Corp.; and former Director, Peoples Bank (Charlotte, N.C).

LEROY KEITH, JR.: Trustee of the Fund; Trustee or Director of all other Keystone
     Investments Funds; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

K. DUN GIFFORD: Trustee of the Fund; Trustee or Director of all other Keystone Investments Funds; Chairman of the Board, Director and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments and Keystone.

F. RAY KEYSER, JR.: Trustee of the Fund; Trustee or Director of all other Keystone Investments Funds; Of Counsel, Keyser, Crowley & Meub, P.C.; Member, Governor's (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Vermont Electric Power Company, Inc., Grand Trunk Corporation, Central Vermont Railway, Inc., S.K.I. Ltd., Sherburne Corporation, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc. and the Investment Company Institute; former Governor of Vermont; former Director and President, Associated Industries of Vermont; former Chairman and President, Vermont Marble Company; former Director of Keystone; and former Director and Chairman of the Board, Green Mountain Bank.

DAVID M. RICHARDSON: Trustee of the Fund; Trustee or Director of all other
     Keystone Investments Funds; Executive Vice President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc. and J & M Cumming Paper Co.

RICHARD J. SHIMA: Trustee of the Fund; Trustee or Director of all other Keystone
     Investments Funds; Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Trust Company of Connecticut, Hartford Hospital, Old State House Association and Enhanced Financial Services, Inc.; Member, Georgetown College Board of Advisors; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Kingswood-Oxford School and Greater Hartford YMCA; former Director, Executive Vice President and Vice Chairman of The Travelers Corporation; and former Managing Director of Russell Miller, Inc.; former President of the Nassau County Bar Association.

ANDREW J. SIMONS: Trustee of the Fund; Trustee or Director of all other Keystone
     Investments Funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; President, Nassau County Bar Association; former Associate Dean and Professor of Law, St. John's University School of Law.

EDWARD F. GODFREY: Senior Vice President of the Fund; Senior Vice President of all other Keystone Investments Funds; Director, Senior Vice President, Chief Financial Officer and Treasurer of Keystone Investments, the Principal Underwriter, Keystone Asset Corporation, Keystone Capital Corporation, Keystone Trust Company; Treasurer of Keystone Institutional, Robert Van Partners, Inc., and FICO; Treasurer and Director of Keystone Management, Keystone Software, and Hartwell Keystone; Vice President and Treasurer of KFIA; and Director of KIRC.

JAMES R. McCALL: Senior Vice President of the Fund; Senior Vice President of all other Keystone Investments Funds; and President of Keystone.

KEVIN J. MORRISSEY: Treasurer of the Fund; Treasurer of all other Keystone
     Investments Funds; Vice President of Keystone Investments; Assistant Treasurer of FICO and Keystone; and former Vice President and Treasurer of KIRC.

CHRISTOPHER P. CONKEY: Vice President of the Fund; Vice President of certain other Keystone Investments Funds; and Senior Vice President of Keystone.

ROSEMARY D. VAN ANTWERP: Senior Vice President and Secretary of the Fund; Senior
     Vice President and Secretary of all other Keystone Investments Funds; Senior Vice President, General Counsel and Secretary of Keystone; Senior Vice President, General Counsel, Secretary and Director of the Principal Underwriter, Keystone Management and Keystone Software; Senior Vice President and General Counsel of Keystone Institutional; Senior Vice President, General Counsel and Director of FICO and KIRC; Senior Vice President and Secretary of Hartwell Keystone and Robert Van Partners, Inc.; Vice President and Secretary of KFIA; Senior Vice President, General Counsel and Secretary of Keystone Investments, Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company.

* This Trustee may be considered an "interested person" within the meaning of the 1940 Act.

         Mr. Elfner and Mr. Bissell are "interested persons" by virtue of their positions as officers and/or Directors of Keystone Investments and several of its affiliates including Keystone, the Principal Underwriter and KIRC. Mr. Elfner and Mr. Bissell own shares of Keystone Investments. Mr. Elfner is Chairman of the Board, Chief Executive Officer and Director of Keystone Investments. Mr. Bissell is a Director of Keystone Investments.

         During the fiscal year ended July 31, 1995, no Trustee affiliated with Keystone or any officer received any direct remuneration from the Fund. During this same period, the nonaffiliated Trustees received no retainers or fees. For the twelve month period ended July 31, 1995, fees paid to Independent Trustees on a complex wide basis were $____________. As of July 31, 1995, the Trustees and officers beneficially owned less than 1% of each of the Fund's then outstanding Class A, B, and C shares.

         The address of all Trustees and officers and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


-------------------------------------------------------------------------------

                               INVESTMENT MANAGER

-------------------------------------------------------------------------------

         Subject to the general supervision of the Fund's Board of Trustees, Keystone Management, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as investment manager to the Fund and is responsible for the overall management of the Fund's business and affairs. Keystone Management, organized in 1989, is a wholly-owned subsidiary of Keystone and its directors and principal executive officers have been affiliated with Keystone, a seasoned investment adviser, for a number of years. Keystone Management also serves as investment manager to most of the other funds in the Keystone Fund Family and to certain other funds in the Keystone Investments Family of Funds.

         Except as otherwise noted below, pursuant to the Management Agreement with the Fund, and subject to the supervision of the Fund's Board of Trustees, Keystone Management manages and administers the operation of the Fund, and manages the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objectives and restrictions. The Management Agreement stipulates that Keystone Management shall provide office space, all necessary office facilities, equipment and personnel in connection with its services under the Management Agreement and pay or reimburse the Fund for the compensation of Fund officers and trustees who are affiliated with the investment manager and will pay all expenses of Keystone Management incurred in connection with its investment advisory services. All charges and expenses other than those specifically referred to as being borne by Keystone Management will be paid by the Fund, including, but not limited to, custodian charges and expenses; bookkeeping and auditors' charges and expenses; transfer agent charges and expenses; fees of Independent Trustees; brokerage commissions, brokers' fees and expenses; issue and transfer taxes; costs and expenses under the Distribution Plan; taxes and trust fees payable to governmental agencies; the cost of share certificates; fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission (sometimes referred to herein as the "SEC" or the "Commission") or under state or other securities laws; expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; expenses of shareholder's and Trustees' meetings; charges and expenses of legal counsel for the Fund and for the Trustees of the Fund on matters relating to the Fund; charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of the Fund.

         The Management Agreement permits Keystone Management to enter into an agreement with Keystone or another investment adviser, under which Keystone or such other investment adviser, as investment adviser, will provide substantially all the services to be provided by Keystone Management under the Management Agreement. The Management Agreement also permits Keystone Management to delegate to Keystone or another investment adviser substantially all of the investment manager's rights, duties and obligations under the Management Agreement. Services performed by Keystone Management include (1) performing research and planning with respect to (a) the Fund's qualification as a regulated investment company under Subchapter M of the Code, (b) tax treatment of the Fund's portfolio investments, (c) tax treatment of special corporate actions (such as reorganizations), (d) state tax matters affecting the Fund, and (e) the Fund's distributions of income and capital gains; (2) preparing the Fund's federal and state tax returns; and (3) providing services to the Fund's shareholders in connection with federal and state taxation and distributions of income and capital gains.

         The Fund pays Keystone Management a fee for its services at the annual rate of:

                                                Aggregate Net Asset Value
Management                                                  of the Shares
Fee                            Income                         of the Fund
-------------------------------------------------------------------------
                              2.0% of
                         Gross Dividend and
                          Interest Income
                                Plus
0.50%    of the first                                $  100,000,000, plus
0.45%    of the next                                 $  100,000,000, plus
0.40%    of the next                                 $  100,000,000, plus
0.35%    of the next                                 $  100,000,000, plus
0.30%    of the next                                 $  100,000,000, plus
0.25%    of amounts over                             $  500,000,000;

computed as of the close of business each business day and paid daily.

         As a continuing condition of registration of shares in a state, Keystone has agreed to reimburse the Fund annually for certain operating expenses incurred by the Fund in excess of certain percentages of the Fund's average daily net assets. Keystone is not required, however, to make such reimbursements to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. This condition may be modified or eliminated in the future.

         The Management Agreement continues in effect from year to year only if approved at least annually by the Fund's Board of Trustees or by a vote of a majority of the outstanding shares, and such renewal has been approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Management Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         For additional discussion of fees paid to Keystone Management, see "Investment Adviser" below.


-------------------------------------------------------------------------------

                               INVESTMENT ADVISER

-------------------------------------------------------------------------------

         Pursuant to its Management Agreement with the Fund Keystone Management has delegated its investment management functions, except for certain administrative and management services to Keystone and has entered into an Advisory Agreement, with Keystone under which Keystone will provide investment advisory and management services to the Fund.

         Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Keystone Investments is a corporation predominantly owned by current and former members of management and employees of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey and Ralph J. Spuehler, Jr. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone Management, Keystone, their affiliates and the Keystone Investments Family of Funds.

         Pursuant to the Advisory Agreement, Keystone will receive for its services an annual fee representing 85% of the management fee received by Keystone Management under its Management Agreement with the Fund.

         Pursuant to the Advisory Agreement with Keystone Management, and subject to the supervision of the Fund's Board of Trustees, Keystone manages and administers the operation of the Fund, and manages the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objectives and restrictions. The Advisory Agreement stipulates that Keystone shall provide office space, all necessary office facilities, equipment and personnel in connection with its services under the Advisory Agreement and pay or reimburse the Fund for the compensation of Fund officers and trustees who are affiliated with the investment manager and will pay all expenses of Keystone incurred in connection with its investment advisory services. All charges and expenses other than those specifically referred to as being borne by Keystone will be paid by the Fund, including, but not limited to, custodian charges and expenses; bookkeeping and auditors' charges and expenses; transfer agent charges and expenses; fees of Independent Trustees; brokerage commissions, brokers' fees and expenses; issue and transfer taxes; costs and expenses under the Distribution Plan; taxes and trust fees payable to governmental agencies; the cost of share certificates; fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; expenses of shareholder's and Trustees' meetings; charges and expenses of legal counsel for the Fund and for the Trustees of the Fund on matters relating to the Fund; charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of the Fund.

         During the fiscal years ended July 31, 1993, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $145,976, which represented 0.67%, of the Fund's average net assets. Of such amount paid to Keystone Management, $124,079, was paid to Keystone for investment advisory services under the Investment Advisory Agreement between Keystone Management and Keystone.

         During the fiscal year ended July 31, 1994, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $290,111, which represented 0.60% of the Fund's average net assets on an annualized basis. Of such amount paid to Keystone Management, $246,594 was paid to Keystone for its services to the Fund.

         During the fiscal year ended July 31, 1995, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $291,834, which represented 0.67% of the Fund's average net assets. Of such amount paid to Keystone Management, $248,059 was paid to Keystone for its services to the Fund.

         Until _________________, Keystone has limited expenses of Class A to 1.00% and has limited expenses of each of Class B and Class C to 1.75%. In accordance with expense limitations in effect for the fiscal year ended July 31, 1995, Keystone reimbursed the Fund $72,687, $80,297 and $54,587 for Class A, Class B and Class C shares, respectively. From time to time in the future, a redetermination of whether to continue the expense limitations and, if so, at what rate, will be made. In any event, Keystone would not be required to make such reimbursement to the extent which would result in the Fund's inability to qualify as a regulated investment company under the Internal Revenue Code.


-------------------------------------------------------------------------------

                       PRINCIPAL UNDERWRITER

-------------------------------------------------------------------------------

         The Fund has entered into Principal Underwriting Agreements (the "Underwriting Agreements") with the Principal Underwriter, a wholly-owned subsidiary of Keystone.

         The Principal Underwriter, located at 200 Berkeley Street, Boston, Massachusetts, 02116-5034, is a Delaware corporation. The Principal Underwriter, as agent, currently has the right to obtain subscriptions for and to sell shares of the Fund to the public. In so doing, the Principal Underwriter may retain and employ representatives to promote distribution of the shares and may obtain orders from brokers, dealers or others, acting as principals, for sales of shares. No such representative, dealer or broker has any authority to act as agent for the Fund. The Principal Underwriter has not undertaken to buy or to find purchasers for any specific number of shares. The Principal Underwriter may receive payments from the Fund pursuant to the Distribution Plans.

         All subscriptions and sales of shares by the Principal Underwriter are at the offering price of the shares, such price being in accordance with the provisions of the Fund's Declaration of Trust, By-Laws, the current prospectus, and statement of additional information. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreements, the Fund is not liable to anyone for failure to accept any order.

         The Fund has agreed under the Underwriting Agreements to pay all expenses in connection with registration of its shares with the Commission and auditing and filing fees in connection with registration of its shares under the various state "blue-sky" laws.

         From time to time, if in the Principal Underwriter's judgment it could benefit the sales of Fund shares, the Principal Underwriter may use its discretion in providing to selected dealers promotional materials and selling aids, including but not limited to personal computers, related software and Fund data files.

         The Principal Underwriter has agreed that it will in all respects duly conform with all state and federal laws applicable to the sale of the shares and will indemnify and hold harmless the Fund, and each person who has been, is or may be a Trustee or officer of the Fund, against expenses reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party which arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Principal Underwriter or any other person for whose acts the Principal Underwriter is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Fund.

         The Underwriting Agreements provide that they will remain in effect as long as their terms and continuance are approved by a majority of the Fund's Independent Trustees at least annually at a meeting called for that purpose, and if its continuance is approved annually by vote of a majority of Trustees, or by vote of a majority of the outstanding shares.

         The Underwriting Agreements may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares. The Underwriting Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.


-------------------------------------------------------------------------------

                       DECLARATION OF TRUST

-------------------------------------------------------------------------------

MASSACHUSETTS BUSINESS TRUST

         The Fund is a Massachusetts business trust established under a Declaration of Trust dated October 24, 1986. The Fund is similar in most respects to a business corporation. The principal distinction between the Fund and a corporation relates to the shareholder liability described below. A copy of the Declaration of Trust is filed as an exhibit to the Registration Statement of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that class. Upon liquidation, shares are entitled to a pro rata share of the Fund based on the relative net assets of each class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. The Fund is authorized to issue additional classes or series of shares. Generally, the Fund currently issues three classes of shares, but may issue additional classes or series of shares.

SHAREHOLDER LIABILITY

         Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of Fund property for any shareholder held personally liable for the obligations of the Fund.

VOTING RIGHTS

         Under the Declaration of Trust the Fund does not hold annual meetings. However at meetings called for the initial election of trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights except that each class of shares has exclusive voting rights with respect to its respective Distribution Plan. However, no amendment may be made to the Declaration of Trust which adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After an initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from or cease to hold office (as the case may be) (1) at any time by two-thirds vote of the remaining Trustees; (2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


-------------------------------------------------------------------------------

                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS

-------------------------------------------------------------------------------

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added and the maximum sales charge and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The cumulative total return of Class A annualized for the period beginning April 14, 1987 (commencement of investment operations) through July 31, 1995 was 60.04%. The cumulative total return of Class A for the one and five years ended July 31, 1995 were 2.64% and 42.26%, respectively. The compounded average annual rate of return for Class A for the period April 14, 1987 through July 31, 1995 was 5.83%. The compounded average annual rate of return for Class A for the five years ended July 31, 1995 was 7.30%. The cumulative total return of Class B and Class C annualized for the period beginning February 1, 1993 (commencement of operations) through July 31, 1995 was 7.57% and 10.42%, respectively. The cumulative total return of Class B and Class C for the one year period ended July 31, 1995 was 2.87% and 6.87%, respectively. The compounded average annual rate of return for the Fund's Class B and Class C annualized for the period from February 1, 1993 (commencement of operations) through July 31, 1995 was 2.96% and 4.04%, respectively.

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The Fund's current yields for Class A, Class B and Class C for the 30-day period ended July 31, 1995 were 5.70%, 5.23% and 5.22%, respectively.


-------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

-------------------------------------------------------------------------------

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Custodian of all securities and cash of the Fund ("Custodian"). The Custodian performs no investment management functions for the Fund, but, in addition to its custodial services, is responsible for accounting and related recordkeeping on behalf of the Fund.

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02108, Certified Public Accountants, are the independent auditors for the Fund.

         KIRC, located at 101 Main Street, Cambridge, MA 02142-1519, is a wholly-owned subsidiary of Keystone and serves as transfer agent and dividend disbursing agent for the Fund.

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         As of August 31, 1995, Merrill, Lynch, Pierce, Fenner & Smith, Attn:
Book Entry, 4800 Deer Lake Dr. E. 3rd Fl., Jacksonville, Fl 32246-6486, owned 34.223% of the outstanding Class A shares.

         As of August 31, 1995, Merrill, Lynch, Pierce, Fenner & Smith, Attn:
Book Entry, 4800 Deer Lake Dr. E. 3rd Fl., Jacksonville, Fl 32246-6486, owned 16.435% of the outstanding Class B shares.

         As of August 31, 1995, Merrill, Lynch, Pierce, Fenner & Smith, Attn:
Book Entry, 4800 Deer Lake Dr. E. 3rd Fl., Jacksonville, Fl 32246-6486, owned 25.175% of the outstanding Class C shares.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, statement of additional information or in supplemental sales literature issued by the Fund or the Principal Underwriter, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and statement of additional information omit certain information contained in the registration statement filed with the Commission, which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.

         The Fund is one of 15 different investment companies in the family of Keystone America Funds. The Keystone America Funds offer a range of choices to serve shareholder needs. The Keystone America Funds consist of the following funds having the various investment objectives described below:

KEYSTONE CAPITAL PRESERVATION AND INCOME FUND - Seeks high current income, consistent with low volatility of principal, by investing in adjustable rate securities issued by the U.S. government, its agencies or instrumentalities.

KEYSTONE FUND FOR TOTAL RETURN - Seeks total return from a combination of capital growth and income from dividend paying common stocks, preferred stocks, convertible bonds, other fixed-income securities and foreign securities (up to 50%).

KEYSTONE GLOBAL OPPORTUNITIES FUND - Seeks long-term capital growth from foreign and domestic securities.

KEYSTONE GOVERNMENT SECURITIES FUND - Seeks income and capital preservation from U.S. government securities.

KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC. - Seeks capital appreciation by investment primarily in small and medium-sized companies in a relatively early stage of development that are principally traded in the over-the-counter market.

KEYSTONE HARTWELL GROWTH FUND - Seeks capital appreciation by investment in securities selected for their long-term growth prospects.

KEYSTONE INTERMEDIATE TERM BOND FUND - Seeks income, capital preservation and price appreciation potential from investment grade corporate bonds.

KEYSTONE OMEGA FUND - Seeks maximum capital growth from common stocks and securities convertible into common stocks.

KEYSTONE STATE TAX FREE FUND - A mutual fund consisting of five separate series of shares investing in different portfolio securities which seeks the highest possible current income, exempt from federal income taxes and applicable state taxes.

KEYSTONE STATE TAX FREE FUND - SERIES II - A mutual fund consisting of two separate series of shares investing in different portfolio securities which seeks the highest possible current income, exempt from federal income taxes and applicable state taxes.

KEYSTONE STRATEGIC INCOME FUND - Seeks high yield and capital appreciation potential from corporate bonds, discount bonds, convertible bonds, preferred stock and foreign bonds (up to 25%).

KEYSTONE TAX FREE INCOME FUND - Seeks income exempt from federal income taxes and capital preservation from the four highest grades of municipal bonds.

KEYSTONE WORLD BOND FUND - Seeks total return from interest income, capital gains and losses and currency exchange gains and losses from investment in debt securities denominated in U.S. and foreign currencies.

KEYSTONE FUND OF THE AMERICAS - Seeks long-term growth of capital through investments in equity and debt securities in North America (the United States and Canada) and Latin America (Mexico and countries in South and Central America).

KEYSTONE STRATEGIC DEVELOPMENT FUND - Seeks long-term capital growth by investing primarily in equity securities.

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                                    APPENDIX

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                            MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes) and obligations issued or guaranteed by the United States (U.S.) government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

COMMERCIAL PAPER

         Commercial paper will consist of issues rated at the time of purchase A-1, by Standard & Poor's Corporation ("S&P"), PRIME-1 by Moody's Investors Service, Inc. ("Moody's") or F-1 by Fitch Investors Services, Inc. ("Fitch's"); or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P, or will be determined by Keystone to be of comparable quality.

S&P RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

MOODY'S RATINGS

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of PRIME-1 issuers is normally evidenced by the following characteristics:

          1)   leading market positions in well-established industries;
          2)   high rates of return on funds employed;
          3) conservative capitalization structures with moderate reliance on debt and ample asset protection;
          4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and
          5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

CERTIFICATES OF DEPOSIT

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Certificates of deposit will be limited to U.S. dollar-denominated certificates of U.S. banks, including their branches abroad, and of U.S. branches of foreign banks, which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, or of savings and loan associations and have at least $1 billion in assets as of the date of their most recently published financial statements.

         The Fund will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

BANKERS' ACCEPTANCES

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total assets at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

U.S. GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S. government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance and securities issued by the GNMA.

         Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. GNMA securities include GNMA mortgage pass-through certificates. Such securities are supported by the full faith and credit of the U.S.

         Securities issued or guaranteed by U.S. government agencies or instrumentalities include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, General Series Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of U.S. government agencies and instrumentalities, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines under standards established by the Board of Trustees that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. U.S. government securities do not include international agencies or instrumentalities in which the U.S. government, its agencies or instrumentalities participate, such as the World Bank, Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

         An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The ratings are based, in varying degrees, on the following considerations:

         a. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

MOODY'S CORPORATE BOND RATINGS

         Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                              OPTIONS TRANSACTIONS

WRITING COVERED OPTIONS

         The Fund writes only covered options. Options written by the Fund will normally have expiration dates of not more than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written.

         Unless the option has been exercised, the Fund may close out an option it has written by effecting a closing purchase transaction, whereby it purchases an option covering the same underlying security and having the same exercise price and expiration date ("of the same series") as the one it has written. If the Fund desires to sell a particular security on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security. If the Fund is able to enter into a closing purchase transaction, the Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option.

         An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option. If the Fund as a covered call option writer is unable to effect a closing purchase transaction, it will not be able to sell the underlying securities until the option expires or it delivers the underlying securities upon exercise.

         Because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code, the extent to which the Fund may write covered call options and enter into so-called "straddle" transactions involving put and call options may be limited.

         Many options are traded on registered securities exchanges. Options traded on such exchanges are issued by the Options Clearing Corporation ("OCC"), a clearing corporation which assumes responsibility for the completion of options transactions.

PURCHASING PUT AND CALL OPTIONS

         The Fund can close out a put option it has purchased by effecting a closing sale transaction; for example, the Fund may close out a put option it has purchased by selling a put option. If, however, a secondary market does not exist at a time the Fund wishes to effect a closing sale transaction, the Fund will have to exercise the option to realize any profit. In addition, in a transaction in which the Fund does not own the security underlying a put option it has purchased, the Fund would be required, in the absence of a secondary market, to purchase the underlying security before it could exercise the option. In each such instance, the Fund would incur additional transaction costs.

         The Fund may also purchase call options for the purpose of offsetting previously written call options of the same series.

         The Fund will not purchase a put option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Fund's ability to purchase put and call options may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company.

OPTION WRITING AND RELATED RISKS

         The Fund may write covered call and put options. A call option gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period.

         So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time as the writer effects a closing purchase transaction by purchasing an option of the same series as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. For options traded on national securities exchanges (Exchanges), to secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the OCC, an institution created to interpose itself between buyers and sellers of options. Technically, the OCC assumes the order side of every purchase and sale transaction on an Exchange and, by doing so, gives its guarantee to the transaction.

         The principal reason for writing options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. In return for the premium, the covered call option writer has given up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Conversely, the put option writer gains a profit, in the form of a premium, so long as the price of the underlying security remains above the exercise price, but assumes an obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the price of the security may fall below the exercise price at any time during the option period. If an option expires, the writer realizes a gain in the amount of the premium. Such a gain may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill his obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security. In addition, the premium paid for the put effectively increases the cost of the underlying security, thus reducing the yield otherwise available from such securities.

         Because the Fund can write only covered options, it may at times be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new debt securities against which it can write options. This may result in higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs.

         To the extent that a secondary market is available, the covered option writer may close out options it has written prior to the assignment of an exercise notice by purchasing, in a closing purchase transaction, an option of the same series as the option previously written. If the cost of such a closing purchase, plus transaction costs, is greater than the premium received upon writing the original option, the writer will incur a loss on the transaction.

OPTIONS TRADING MARKETS

         Options which the Fund will trade are generally listed on national securities exchanges. Exchanges on which such options currently are traded are the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges (Exchanges). Options on some securities may not be listed on any Exchange but traded in the over-the-counter market. Options traded in the over the counter market involve the additional risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. The use of options traded in the over the counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in the prospectus and the statement of additional information.

         The staff of the Commission is of the view that the premiums which the Fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its fundamental investment restriction prohibiting it from investing more than 10% of its total assets (taken at current value) in any combination of illiquid assets and securities. The Fund intends to request that the Commission staff reconsider its view. It is the intention of the Fund to comply with the staff's current position and the outcome of such reconsideration.

SPECIAL CONSIDERATIONS APPLICABLE TO OPTIONS

         ON TREASURY BONDS AND NOTES. Because trading interest in U.S. Treasury bonds and notes tends to center on the most recently auctioned issues, new series of options with expirations to replace expiring options on particular issues will not be introduced indefinitely. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each series of bonds or notes will thus be phased out as new options are listed on the more recent issues, and a full range of expiration dates will not ordinarily be available for every series on which options are traded.

         ON TREASURY BILLS. Because the deliverable U.S. Treasury bill changes from week to week, writers of U.S. Treasury bill call options cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in U.S. Treasury bills with a principal amount corresponding to the option contract size, the Fund may be hedged from a risk standpoint. In addition, the Fund will maintain in a segregated account with its Custodian liquid assets maturing no later than those which would be deliverable in the event of an assignment of an exercise notice to ensure that it can meet its open option obligations.

         ON GNMA CERTIFICATES. Options on GNMA certificates are not currently traded on any Exchange. However, the Fund may purchase and write such options in the over-the-counter market, or should they commence trading, on any Exchange.

         Since the remaining principal balance of GNMA certificates declines each month as a result of mortgage payments, the Fund, as a writer of a covered GNMA call holding GNMA certificates as "cover" to satisfy its delivery obligation in the event of assignment of an exercise notice, may find that its GNMA certificates no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund will enter into a closing purchase transaction or will purchase additional GNMA certificates from the same pool (if obtainable) or replacement GNMA certificates in the cash market in order to remain covered.

         A GNMA certificate held by the Fund to cover an option position in any but the nearest expiration month may cease to present cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. Should this occur, the Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace the GNMA certificate with a certificate which represents cover. When the Fund closes its position or replaces the GNMA certificate, it may realize an unanticipated loss and incur transaction costs.

         RISKS PERTAINING TO THE SECONDARY MARKET. An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and might incur transaction costs in connection therewith. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         Reasons for the absence of a liquid secondary market include the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed on transactions; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an Exchange or by a broker; (v) inadequacy of the facilities of an Exchange, the OCC or a broker to handle current trading volume; or (vi) a decision by one or more Exchanges or a broker to discontinue the trading of options (or a particular class or series of options), in which event the secondary market in that class or series of options would cease to exist, although outstanding options that had been issued as a result of trades would generally continue to be exercisable in accordance with their terms.

         The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

               FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS

         The Fund intends to enter into currency and other financial futures contracts as a hedge against changes in prevailing levels of interest or currency exchange rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities or currencies held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest or currency exchange rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest or currency exchange rates.

         For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Fund intends to engage in options transactions which are related to currency and other financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to enter into such futures contracts for speculation.

FUTURES CONTRACTS

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify currencies, financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

INTEREST RATE FUTURES CONTRACTS

         The sale of an interest rate futures contract creates an obligation by the Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by the Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, GNMA certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

INDEX BASED FUTURES CONTRACTS

STOCK INDEX FUTURES CONTRACTS

         A stock index assigns relative values to the common stocks included in the index. The index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement by which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the closing value of the stock index on the expiration date of the contract and the price at which the futures contract is originally made. No physical delivery of the underlying stocks in the index is made.

         Currently, stock index futures contracts can be purchased or sold on the S&P Index of 500 Stocks, the S&P Index of 100 Stocks, the New York Stock Exchange Composite Index, the Value Line Index and the Major Market Index. It is expected that futures contracts trading in additional stock indices will be authorized. The standard contract size is $500 times the value of the index.

         The Fund does not believe that differences between existing stock indices will create any differences in the price movements of the stock index futures contracts in relation to the movements in such indices. However, such differences in the indices may result in differences in correlation of the futures with movements in the value of the securities being hedged.

OTHER INDEX BASED FUTURES CONTRACTS

         It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed the Fund will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Fund's portfolio.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by the Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Fund intends to enter into arrangements with its custodian and with Brokers to enable its initial margin and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase after allowance for transaction costs represents the profit or loss to the Fund.

         There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

OPTIONS ON CURRENCY AND OTHER FINANCIAL FUTURES

         The Fund intends to purchase call and put options on currency or other financial futures contracts and sell such options to terminate an existing position. Options on currency or other financial futures are similar to options on stocks except that an option on a currency or other financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell currency or other instruments making up a financial futures index, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Fund intends to use options on currency and other financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS

         The purchase of protective put options on currency or other financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS

         The purchase of a call option on a currency or other financial futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

USE OF NEW INVESTMENT TECHNIQUES INVOLVING CURRENCY AND
OTHER FINANCIAL FUTURES CONTRACTS OR RELATED OPTIONS

         The Fund may employ new investment techniques involving currency and other financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND
RELATED OPTIONS ON SUCH FUTURES CONTRACTS

         The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts.

         The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

FEDERAL INCOME TAX TREATMENT

         For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long term and 40% short term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. The federal income tax treatment of gains or losses from transactions in options on futures is unclear.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, will be qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. The 1986 Tax Act added a provision which effectively treats both positions in certain hedging transactions as a single transaction for the purpose of the 30% requirement. The provision provides that, in the case of any "designated hedge," increases and decreases in the value of positions of the hedge are to be netted for the purposes of the 30% requirement. However, in certain situations, in order to avoid realizing a gain within a three month period, the Fund may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

RISKS OF FUTURES CONTRACTS

         Currency and other financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. In addition futures contract transactions involve the remote risk that a party be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF OPTIONS ON FUTURES CONTRACTS

         In addition to the risks described above for currency and other financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

                         FOREIGN CURRENCY TRANSACTIONS

         The Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies and the Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund share will be affected by changes in exchange rates.

FORWARD CURRENCY CONTRACTS

         As one way of managing exchange rate risk, the Fund may engage in forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). Under the contract, the exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund also may use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rate or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

CURRENCY FUTURES CONTRACTS

         Currency futures contracts are bilateral agreements under which two parties agree to take or make delivery of a specified amount of a currency at a specified future time for a specified price. Trading of currency futures contracts in the United States is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC) and National Futures Association
(NFA). Currently the only national futures exchange on which currency futures are traded is the International Monetary Market of the Chicago Mercantile Exchange. Foreign currency futures trading is conducted in the same manner and subject to the same regulations as trading in interest rate and index based futures. The Fund intends to only engage in currency futures contracts for hedging purposes, and not for speculation. The Fund may engage in currency futures contracts for other purposes if authorized to do so by the Board. The hedging strategies which will be used by the Fund in connection with foreign currency futures contracts are similar to those described above for forward foreign currency exchange contracts.

         Currently, currency futures contracts for the British Pound Sterling, Canadian Dollar, Dutch Guilder, Deutsche Mark, Japanese Yen, Mexican Peso, Swiss Franc, and French Franc can be purchased or sold for U.S. dollars through the International Monetary Market. It is expected that futures contracts trading in additional currencies will be authorized. The standard contract sizes are L125,000 for the Pound, 125,000 for the Guilder, Mark and Swiss Francs and French Francs, C$100,000 for the Canadian Dollar, Y12,500,000 for the Yen, and 1,000,000 for the Peso. In contrast to Forward Currency Exchange Contracts which can be traded at any time, only four value dates per year are available, the third Wednesday of March, June, September and December.

FOREIGN CURRENCY OPTIONS TRANSACTIONS

         Foreign currency options (as opposed to futures) are traded in a variety of currencies in both the United States and Europe. On the Philadelphia Stock Exchange, for example, contracts for half the size of the corresponding futures contracts on the Chicago Board Options Exchange are traded with up to nine months maturity in Marks, Sterling, Yen, Swiss Francs, French Francs and Canadian Dollars. Options can be exercised at any time during the contract life, and require a deposit subject to normal margin requirements. Since a futures contract must be exercised, the Fund must continually make up the margin balance. As a result, a wrong price move could result in the Fund losing more than the original investment, as it cannot walk away from the futures contract as it can an option contract.

         The Fund will purchase call and put options and sell such options to terminate an existing position. Options on foreign currency are similar to options on stocks except that an option on an interest rate and/or index based future contract gives the purchaser the right, in return for the premium paid, to purchase or sell foreign currency, rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option.

         The Fund intends to use foreign currency option transactions in connection with hedging strategies.

PURCHASE OF PUT OPTIONS ON FOREIGN CURRENCIES

         The purchase of protective put options on a foreign currency is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of foreign stocks or foreign debt instruments or a position in the foreign currency upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FOREIGN CURRENCIES

         The purchase of a call option on foreign currency represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the foreign currency upon which it is based, or upon the price of the foreign stock or foreign debt instruments, purchase of a call option may be less risky than the ownership of the foreign currency or the foreign securities. The Fund would purchase a call option on a foreign currency to hedge against an increase in the foreign currency or a foreign market advance when the Fund is not fully invested.

         The Fund may employ new investment techniques involving forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies in order to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

CURRENCY TRADING RISKS

         Currency exchange trading may involve significant risks. The four major types of risk the Fund faces are exchange rate risk, interest rate risk, credit risk and country risk.

EXCHANGE RATE RISK

         Exchange rate risk results from the movement up and down of foreign currency values in response to shifting market supply and demand. When the Fund buys or sells a foreign currency, an exposure called an open position is created. Until the time that position can be "covered" by selling or buying an equivalent amount of the same currency, the Fund is exposed to the risk that the exchange rate might move against it. Since exchange rate changes can readily move in one direction, a position carried overnight or over a number of days involves greater risk than one carried a few minutes or hours. Techniques such as foreign currency forward and futures contracts and options on foreign currency are intended to be used by the Fund to reduce exchange rate risk.

MATURITY GAPS AND INTEREST RATE RISK

         Interest rate risk arises whenever there are mismatches or gaps in the maturity structure of the Fund's foreign exchange currency holdings, which is the total of its outstanding spot and forward or futures contracts.

         Foreign currency transactions often involve borrowing short term and lending longer term to benefit from the normal tendency of interest rates to be higher for longer maturities. However in foreign exchange trading, while the maturity pattern of interest rates for one currency is important, it is the differential between interest rates for two currencies that is decisive.

CREDIT RISK

         Whenever the Fund enters into a foreign exchange contract, it faces a risk, however small, that the counterparty will not perform under the contract. As a result there is a credit risk, although no extension of "credit" is intended. To limit credit risk, the Fund intends to evaluate the creditworthiness of each other party. The Fund does not intend to trade more than 5% of its net assets under foreign exchange contracts with one party.

         Credit risk exists because the Fund's counterparty may be unable or unwilling to fulfill its contractual obligations as a result of bankruptcy or insolvency or when foreign exchange controls prohibit payment. In any foreign exchange transaction, each party agrees to deliver a certain amount of currency to the other on a particular date. In establishing its hedges a Fund relies on each contract being completed. If the contract is not performed, then the Fund's hedge is eliminated, and the Fund is exposed to any changes in exchange rates since the contract was originated. To put itself in the same position it would have been in had the contract been performed, the Fund must arrange a new transaction. However, the new transaction may have to be arranged at an adverse exchange rate. The trustee for a bankrupt company may elect to perform those contracts which are advantageous to the company but disclaim those contracts which are disadvantageous, resulting in losses to the Fund.

         Another form of credit risk stems from the time zone differences between the U.S. and foreign nations. If the Fund sells sterling it generally must pay pounds to a counterparty earlier in the day than it will be credited with dollars in New York. In the intervening hours, the buyer can go into bankruptcy or can be declared insolvent. Thus, the dollars may never be credited to the Fund.

COUNTRY RISK

         At one time or another, virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents, or limits on inflows of investment funds from abroad. Governments take such measures, for example, to improve control over the domestic banking system, or to influence the pattern of receipts and payments between residents and foreigners. In those cases, restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. Occasionally a serious foreign exchange shortage may lead to payments interruptions or debt servicing delays, as well as interference in the exchange market. It has become increasingly difficult to distinguish foreign exchange or credit risk from country risk.

         Changes in regulations or restrictions usually do have an important exchange market impact. Most disruptive are changes in rules which interfere with the normal payments mechanism. If government regulations change and a counterparty is either forbidden to perform or is required to do something extra, then the Fund might be left with an unintended open position or an unintended maturity mismatch. Dealing with such unintended long or short positions could result in unanticipated costs to the Fund.

         Other changes in official regulations influence international investment transactions. If one of the factors affecting the buying or selling of a currency changes, the exchange rate is likely to respond. Changes in such controls often are unpredictable and can create a significant exchange rate response.

         Many major countries have moved toward liberalization of exchange and payments restrictions in recent years or accepted the principle that restrictions should be relaxed. A few industrial countries have moved in the other direction. Important liberalizations were carried out by Switzerland, the United Kingdom and Japan. They dismantled mechanisms for restricting either foreign exchange inflows (Switzerland), outflows (Britain), or elements of both (Japan). By contrast, France and Mexico have tightened foreign exchange controls.

         Overall, many exchange markets are still heavily restricted. Several countries limit access to the forward market to companies financing documented export or import transactions in an effort to insulate the market from purely speculative activities. Some of these countries permit local traders to enter into forward contracts with residents but prohibit certain forward transactions with nonresidents. By comparison, other countries have strict controls on exchange transactions by residents, but permit free exchange transactions between local traders and non-residents. A few countries have established tiered markets, funneling commercial transactions through one market and financial transactions through another. Outside the major industrial countries, relatively free foreign exchange markets are rare and controls on foreign currency transactions are extensive.

         Another aspect of country risk has to do with the possibility that the Fund may be dealing with a foreign trader whose home country is facing a payments problem. Even though the foreign trader intends to perform on its foreign exchange contracts, the contracts are tied to other external liabilities the country has incurred. As a result, performance may be delayed and can result in unanticipated cost to the Fund. This aspect of country risk is a major element in the Fund's credit judgment as to with whom it will deal and in what amounts.

                                   EXHIBIT A

                               GLOSSARY OF TERMS


         CLASS OF OPTIONS. Options covering the same underlying security.

         CLEARING CORPORATION. The Options Clearing Corporation, Trans Canada Options, Inc., The European Options Clearing Corporation B.V. or the London Options Clearing House.

         CLOSING PURCHASE TRANSACTION. A transaction in which an investor who is obligated as a writer of an option or seller of a futures contract terminates his obligation by purchasing on an Exchange an option of the same series as the option previously written or futures contract identical to the futures contract previously sold, as the case may be. (Such a purchase does not result in the ownership of an option or futures contract.)

         CLOSING SALE TRANSACTION. A transaction in which an investor who is the holder or buyer of an outstanding option or futures contract liquidates his position as a holder or a buyer by selling an option of the same series as the option previously purchased or futures contract identical to the futures contract previously purchased. (Such sale does not result in the investor assuming the obligations of a writer or seller.)

         COVERED CALL OPTION WRITER. A writer of a call option who, so long as he remains obligated as a writer, owns the shares of the underlying security or holds on a share for share basis a call on the same security where the exercise price of the call held is equal to or less than the exercise price of the call written, or, if greater than the exercise price of the call written, the difference is maintained by the writer in cash, U.S. Treasury bills or other high grade, short term obligations in a segregated account with the writer's broker or custodian.

         COVERED PUT OPTION WRITER. A writer of a put option who, so long as he remains obligated as a writer, has deposited Treasury bills with a value equal to or greater than the exercise price with a securities depository and has pledged them to the Options Clearing Corporation for the account of the broker dealer carrying the writer's position or holds on a share for share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or, if less than the exercise price of the put written, the difference is maintained by the writer in cash, U.S. Treasury bills or other high grade, short term obligations in a segregated account with the writer's broker or custodian.

         SECURITIES EXCHANGE. A securities exchange on which call and put options are traded. The U.S. Exchanges are as follows: The Chicago Board Options Exchange; American Stock Exchange; New York Stock Exchange; Philadelphia Stock Exchange; and Pacific Stock Exchange. The foreign securities exchanges in Canada are the Toronto Stock Exchange and the Montreal Stock Exchange; in the Netherlands, the European Options Exchange; and in the United Kingdom, the Stock Exchange (London).

         Those issuers whose common stocks have been approved by the Exchanges as underlying securities for option transactions are published in various financial publications.

         COMMODITIES EXCHANGE. A commodities exchange on which futures contracts are traded which is regulated by exchange rules that have been approved by the Commodity Futures Trading Commission. The U.S. exchanges are as follows: The Chicago Board of Trade of the City of Chicago; Chicago Mercantile Exchange; International Monetary Market (a division of the Chicago Mercantile Exchange); the Kansas City Board of Trade; and the New York Futures Exchange.

         EXERCISE PRICE. The price per unit at which the holder of a call option may purchase the underlying security upon exercise or the holder of a put option may sell the underlying security upon exercise.

         EXPIRATION DATE. The latest date when an option may be exercised or a futures contract must be completed according to its terms.

         HEDGING. An action taken by an investor to neutralize an investment risk by taking an investment position which will move in the opposite direction as the risk being hedged so that a loss (or gain) on one will tend to be offset by a gain (or loss) on the other.

         OPTION. Unless the context otherwise requires, the term "option" means either a call or put option issued by a Clearing Corporation, as defined above. A call option gives a holder the right to buy from such Clearing Corporation the number of shares of the underlying security covered by the option at the stated exercise price by the filing of an exercise notice prior to the expiration time of the option. A put option gives a holder the right to sell to a Clearing Corporation the number of shares of the underlying security covered by the put at the stated exercise price by the filing of an exercise notice prior to the expiration time of the option. The Fund will sell ("write") and purchase puts only on U.S. Exchanges.

         OPTION PERIOD. The time during which an option may be exercised, generally from the date the option is written through its expiration date.

         PREMIUM. The price of an option agreed upon between the buyer and writer or their agents in a transaction on the floor of an Exchange.

         SERIES OF OPTIONS. Options covering the same underlying security and having the same exercise price and expiration date.

         STOCK INDEX. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included.

         INDEX BASED FUTURES CONTRACT. An index based futures contract is a bilateral agreement pursuant to which a party agrees to buy or deliver at settlement an amount of cash equal to $500 times the difference between the closing value of an index on the expiration date and the price at which the futures contract is originally struck. Index based futures are traded on Commodities Exchanges. Currently index based stock index futures contracts can be purchased or sold with respect to the Standard & Poor's Corporation (S&P) 500 Stock Index and S&P 100 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index and Major Market Index on the Kansas City Board of Trade.

         UNDERLYING SECURITY. The security subject to being purchased upon the exercise of a call option or subject to being sold upon the exercise of a put option.

Keystone Intermediate Term Bond Fund

SCHEDULE OF INVESTMENTS--July 31, 1995

                                                         Interest    Maturity        Par               Market
                                                           Rate        Date         Value              Value
===============================================================================================================
FIXED INCOME (96.0%)
INDUSTRIAL BONDS & NOTES (19.3%)
AUTOMOTIVE (3.9%)
  Ford Motor Co.                      Notes                9.000%      2001       $1,500,000         $1,648,275
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMPANIES (2.7%)
  Tenneco, Inc.                       Notes               10.375       2000        1,000,000          1,148,140
---------------------------------------------------------------------------------------------------------------
OIL (3.0%)
  Occidental Petroleum Corp.          Med. Term Notes      6.350       2000        1,300,000          1,274,572
---------------------------------------------------------------------------------------------------------------
RETAIL (2.3%)
  Sears, Roebuck & Co.                Med. Term Notes      7.880       1999          950,000            986,005
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (2.4%)
  Ameritech Capital Funding Corp.     Deb.                 7.500       2005        1,000,000          1,042,500
---------------------------------------------------------------------------------------------------------------
UTILITIES (5.0%)
  Missouri Pacific Railroad Co.       Equip. Trust Cert.  15.000       1997        1,000,000          1,110,100
  Montana Power Co.                   First Mtge.          7.700       1999        1,000,000          1,026,190
---------------------------------------------------------------------------------------------------------------
                                                                                                      2,136,290
---------------------------------------------------------------------------------------------------------------
TOTAL INDUSTRIAL BONDS & NOTES (COST--$8,335,178)                                                     8,235,782
===============================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS (14.8%)
  Debartolo Capital Partnership
    (Est. Mat. 2001) (a) (b)          Class B1             7.610       2004        1,000,000          1,026,250
  FHLMC (Est. Mat. 1996) (a)          Series 41 Class E   10.000       2019          412,727            417,631
  FHLMC (Est. Mat. 1998) (a)          Series 1684
                                        Class JD           3.493       2020          912,186             56,727
  FHLMC (Est. Mat. 1998) (a)          Series 1684
                                        Class JC           5.507       2020          890,748            879,057
  Green Tree Financial Corp. (Est.    Series 1994-A
    Mat. 1998) (a)                      Class A            6.900       2004          363,958            360,202
  Paine Webber Mortgage Acceptance    Series 1993-5
    Corp. IV (Est. Mat. 1997) (a)       Class A3           6.875       2008          436,589            435,634
  Residential Funding Corp. (Est.     Series 1994-S15
    Mat. 1997) (a)                      Class A1           7.750       2024        1,126,151          1,145,149
  Resolution Trust Corp. (Est.        Series 1995-1
    Mat. 2000) (a)                      Class A2C          7.500       2028        1,250,000          1,251,563
  U.S. Home Equity Loan (Est. Mat.    Series 1991-2
    1998) (a)                           Class B            9.125       2021          750,000            770,152
---------------------------------------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST--$6,278,054)                                          6,342,365
===============================================================================================================
FOREIGN BONDS (U.S. DOLLARS) (10.8%)
  Manitoba Province, Canada           Yankee Notes         9.625       1999        1,250,000          1,370,875
  Northern Telecom Ltd.               Yankee Notes         8.250       1996        1,000,000          1,017,850
  Telecom Brasileiras                 Yankee Notes        10.375       1997        1,200,000          1,213,500
  Wharf Capital International         Yankee Notes         8.875       2004        1,000,000          1,021,830
---------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN BONDS (U.S. DOLLARS) (COST--$4,524,285)                                                 4,624,055
===============================================================================================================
See Notes to Schedule of Investments.

                                      8

                                                         Interest    Maturity        Par               Market
                                                           Rate        Date         Value              Value
===============================================================================================================
MORTGAGE PASS-THROUGH CERTIFICATES (3.6%)
  FNMA Pool #002497                                       11.000%        2016     $  686,162        $   762,065
  FNMA Pool #004534                                       10.750         2012        703,965            767,878
---------------------------------------------------------------------------------------------------------------
TOTAL MORTGAGE PASS-THROUGH CERTIFICATES (COST--$ 1,497,835)                                          1,529,943
===============================================================================================================
UNITED STATES GOVERNMENT (AND AGENCY) ISSUES (25.1%)
  U.S. Treasury Notes                                      8.875         1998      3,100,000          3,353,797
  U.S. Treasury Notes                                      8.500         2000      1,550,000          1,712,998
  U.S. Treasury Notes                                      6.500         2005        500,000            502,265
  U.S. Treasury Notes                                      7.500         2002        500,000            532,580
  U.S. Treasury Notes                                      7.875         2004      4,200,000          4,604,250
---------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES GOVERNMENT (AND AGENCY) ISSUES (COST--$10,750,748)                               10,705,890
===============================================================================================================
BANK & FINANCE BONDS & NOTES (22.4%)
  Banc One Credit Card Master         Series 1994-A
    Trust                               Class A            7.150         1998      1,000,000          1,012,500
  Chase Manhattan Corp.               Notes (Subord.)      9.375         2001      1,250,000          1,389,425
  Commercial Credit Group, Inc.       Deb.                10.000         1999      1,000,000          1,099,190
  European Investment Bank            Deb.                 9.125         2002      1,250,000          1,413,900
  MBNA Master Credit Card Trust II    Series 1995-C
                                        Class A            6.450         2008      1,000,000            968,120
  Olympic Automobile Receivables      Series 1995-C
    Trust                               Class A2           6.200         2002      1,500,000          1,496,835
  Paine Webber Group, Inc.            Notes                8.250         2002      1,100,000          1,142,031
  Standard Credit Card Trust          Deb.                 9.500         1998      1,000,000          1,051,250
---------------------------------------------------------------------------------------------------------------
TOTAL BANK & FINANCE BONDS & NOTES (COST--$9,634,398)                                                 9,573,251
===============================================================================================================
TOTAL FIXED INCOME (COST--$41,020,498)                                                               41,011,286
===============================================================================================================
                                                                                   Maturity
                                                                                     Value
===============================================================================================================
SHORT-TERM INVESTMENTS (5.9%)
REPURCHASE AGREEMENTS (5.9%)
  Keystone Joint Repurchase Agreement (Investments in
    repurchase agreements,
    in a joint trading account, dated 7/31/95) (c)         5.833     08/01/95     $2,506,406          2,506,000
===============================================================================================================
TOTAL SHORT-TERM INVESTMENTS (COST--$2,506,000)                                                       2,506,000
===============================================================================================================
TOTAL INVESTMENTS (COST--$43,526,498) (D)                                                            43,517,286
OTHER ASSETS AND LIABILITIES--NET (-1.9%)                                                             (789,027)
===============================================================================================================

NET ASSETS (100.0%)                                                                                 $42,728,259
===============================================================================================================

See Notes to Schedule of Investments.                 (continued on next page)

NOTES TO SCHEDULE OF INVESTMENTS

(a) The estimated maturity of a Collateralized Mortgage Obligation ("CMO") is based on current and projected pre-payment rates. Changes in interest rates can cause the estimated maturity to differ from the listed date. These estimated maturity dates are unaudited.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at July 31, 1995.

(d) The cost of investments for federal income tax purposes is identical to book basis. Gross unrealized appreciation and depreciation of investments, based on identified tax cost, at July 31, 1995 are as follows:
Gross unrealized appreciation .................................  $ 456,225
Gross unrealized depreciation .................................   (465,437)
                                                                 ----------
Net unrealized depreciation .................................... $  (9,212)
                                                                 ==========

Legend of Portfolio Abbreviations:
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS--CLASS A SHARES
(For a share outstanding throughout the period)

                                                     Year Ended July 31,
                            -------------------------------------------------------------------
                               1995        1994(d)        1993          1992           1991
===============================================================================================
Net asset value
  beginning of period         $ 8.84      $  9.46       $  9.23       $  8.64       $  8.60
-----------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income           0.63         0.57          0.70          0.71          0.72
Net gain (loss) on
  investments and
  futures contracts             0.02        (0.59)         0.18          0.60          0.05
-----------------------------------------------------------------------------------------------
Total from investment
  operations                    0.65        (0.02)         0.88          1.31          0.77
-----------------------------------------------------------------------------------------------
Less distributions from:
Net investment income          (0.57)       (0.57)        (0.65)        (0.71)        (0.72)
In excess of net
  investment income            (0.04)       (0.02)            0         (0.01)        (0.01)
Tax basis return of
  capital                          0        (0.01)            0             0             0
-----------------------------------------------------------------------------------------------
Total distributions            (0.61)       (0.60)        (0.65)        (0.72)        (0.73)
-----------------------------------------------------------------------------------------------
Net asset value end of
  period                      $ 8.88     $   8.84       $  9.46       $  9.23       $  8.64
===============================================================================================
Total return(b)                 7.76%       (0.29%)        9.88%        15.65%         9.42%
Ratios/supplemental data
Ratios to average net
  assets:
 Total expenses(c)              1.00%        1.00%         1.52%         1.88%         2.00%
 Net investment income          7.13%        6.81%         7.48%         7.85%         8.42%
Portfolio turnover rate          149%         280%          160%           90%           76%
Net assets end of period
  (thousands)                 $14,558     $16,036       $18,032       $19,288       $20,227
===============================================================================================

                                                                       February 13, 1987
                                                                       (Commencement of
                                                                        Operations) to
                                  1990          1989         1988        July 31, 1987
===============================================================================================
Net asset value
  beginning of period          $  9.11      $  9.05       $  9.61             $10.00
-----------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income             0.67         0.69          0.72               0.17
Net gain (loss) on
  investments and
  futures contracts              (0.45)        0.10         (0.45)             (0.42)
-----------------------------------------------------------------------------------------------
Total from investment
  operations                      0.22         0.79          0.27              (0.25)
-----------------------------------------------------------------------------------------------
Less distributions from:
Net investment income            (0.70)       (0.73)        (0.83)             (0.14)
In excess of net
  investment income              (0.03)            0            0                  0
Tax basis return of
  capital                            0             0            0                  0
-----------------------------------------------------------------------------------------------
Total distributions              (0.73)       (0.73)        (0.83)             (0.14)
-----------------------------------------------------------------------------------------------
Net asset value end of
  period                       $  8.60      $  9.11       $  9.05             $ 9.61
===============================================================================================
Total return(b)                   2.71%        9.13%         2.95%             (2.50%)
Ratios/supplemental data
Ratios to average net
  assets:
 Total expenses(c)                2.00%        1.92%         1.30%              1.00%(a)
 Net investment income            7.90%        7.88%         7.48%              6.86%(a)
Portfolio turnover rate            107%         148%          208%                14%
Net assets end of period
  (thousands)                  $23,694      $30,337       $38,615             $1,679
===============================================================================================

(a) Annualized for the period April 14, 1987 (Commencement of Investment Operations) to July 31, 1987.
(b) Excluding applicable sales charges.
(c) Figures are net of expense reimbursement by Keystone in connection with voluntary expense limitations. Before the expense reimbursement, the "Ratio of expenses to average net assets" would have been 1.48%, 1.80%, 1.99%, 2.06%, 2.33%, 2.19%, 2.65% and 12.47% for the years ended July 31,
    1995, 1994, 1993, 1991, 1990, 1989 and the period April 14, 1987
    (Commencement of Investment Operations) to July 31, 1987, respectively.
(d) Calculations based on average shares outstanding.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS--CLASS B SHARES
(For a share outstanding throughout the period)

                                                           February 1, 1993
                                                           (Date of Initial
                                 Year Ended July 31,       Public Offering)
                               -----------------------            to
                                  1995        1994(d)       July 31, 1993
===========================================================================
Net asset value beginning
  of period                     $  8.85      $  9.47            $ 9.35
---------------------------------------------------------------------------
Income from investment
  operations:
Net investment income              0.56         0.49              0.29
Net gain (loss) on
  investments and futures
  contracts                        0.02        (0.58)             0.12
---------------------------------------------------------------------------
Total from investment
  operations                       0.58        (0.09)             0.41
---------------------------------------------------------------------------
Less distributions from:
Net investment income             (0.51)       (0.49)            (0.29)
In excess of net investment
  income                          (0.03)       (0.03)                0
Tax basis return of capital           0        (0.01)                0
---------------------------------------------------------------------------
Total distributions               (0.54)       (0.53)            (0.29)
---------------------------------------------------------------------------
Net asset value end of
  period                        $  8.89      $  8.85            $ 9.47
===========================================================================
Total return(b)                    6.87%       (1.05%)            4.42%
Ratios/supplemental data
Ratios to average net
  assets:
 Total expenses(c)                 1.75%        1.75%             1.76%(a)
 Net investment income             6.38%        5.48%             5.67%(a)
Portfolio turnover rate             149%         280%              160%
Net assets end of period
  (thousands)                   $17,985      $17,819            $8,159
===========================================================================

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Figures are net of expense reimbursement by Keystone in connection with voluntary expense limitations. Before the expense reimbursement, the "Ratio of expenses to average net assets" would have been 2.21%, 2.36% and 2.71% for the years ended July 31, 1995, 1994 and the period February 1, 1993 (Date of Initial Public Offering) to July 31, 1993, respectively.
(d) Calculations based on average shares outstanding.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS--CLASS C SHARES
(For a share outstanding throughout the period)

                                                            February 1, 1993
                                  Year Ended July 31,       (Date of Initial
                                ------------------------- Public Offering) to
                                  1995        1994(d)        July 31, 1993
===========================================================================
Net asset value beginning
  of period                       $  8.85      $  9.46           $ 9.35
---------------------------------------------------------------------------
Income from investment
  operations:
Net investment income                0.55         0.49             0.29
Net gain (loss) on
  investments and futures
  contracts                          0.03        (0.57)            0.11
---------------------------------------------------------------------------
Total from investment
  operations                         0.58        (0.08)            0.40
---------------------------------------------------------------------------
Less distributions from:
Net investment income               (0.51)       (0.49)           (0.29)
In excess of net investment
  income                            (0.03)       (0.03)               0
Tax basis return of capital             0        (0.01)               0
---------------------------------------------------------------------------
Total distributions                 (0.54)       (0.53)           (0.29)
---------------------------------------------------------------------------
Net asset value end of
  period                          $  8.89      $  8.85           $ 9.46
===========================================================================
Total return(b)                      6.87%       (0.95%)           4.31%
Ratios/supplemental data
Ratios to average net
  assets:
 Total expenses(c)                   1.75%        1.75%            1.77%(a)
 Net investment income               6.37%        5.44%            5.61%(a)
Portfolio turnover rate               149%         280%             160%
Net assets end of period
  (thousands)                     $10,185      $13,086           $7,522
===========================================================================

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Figures are net of expense reimbursement by Keystone in connection with voluntary expense limitations. Before the expense reimbursement, the "Ratio of expenses to average net assets" would have been 2.23%, 2.37% and 2.61% for the years ended July 31, 1995, 1994 and the period February 1, 1993 (Date of Initial Public Offering) to July 31, 1993, respectively.
(d) Calculations based on average shares outstanding.

See Notes to Financial Statements.

Keystone Intermediate Term Bond Fund

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1995
===================================================================
Assets:
 Investments at market value (identified
   cost--$43,526,498 ) (Note 1)                         $43,517,286
 Cash                                                           991
 Receivable for:
  Interest                                                  633,978
  Fund shares sold                                           65,101
 Receivable from investment adviser (Note 4)                 17,674
 Prepaid expenses                                             4,403
-------------------------------------------------------------------
   Total assets                                          44,239,433
-------------------------------------------------------------------
Liabilities (Notes 2, 4 and 5):
 Payable for:
  Investments purchased                                   1,273,987
  Fund shares redeemed                                       80,474
  Income distribution                                        97,270
 Due to related parties                                       6,259
 Other accrued expenses                                      53,184
-------------------------------------------------------------------
   Total liabilities                                      1,511,174
-------------------------------------------------------------------
Net assets                                              $42,728,259
===================================================================
Net assets represented by (Note 1):
 Paid-in capital                                        $46,756,090
 Accumulated distributions in excess of net
  investment income                                         (94,328)
 Accumulated net realized gain (loss) on investments
   and closed futures contracts                          (3,924,291)
 Net unrealized appreciation (depreciation) on
   investments                                               (9,212)
-------------------------------------------------------------------
   Total net assets                                     $42,728,259
-------------------------------------------------------------------
Net asset value (Note 1):
 Class A Shares
  Net assets of $14,558,143/1,639,106 shares
    outstanding                                               $8.88
  Offering price per share ($8.88/0.9525) (based on
    a sales charge of 4.75% of the offering price at
    July 31, 1995)                                            $9.32
 Class B Shares
  Net assets of $17,985,453/2,022,636 shares
    outstanding                                               $8.89
 Class C Shares
  Net assets of $10,184,663/1,145,600 shares
    outstanding                                               $8.89
===================================================================

STATEMENT OF OPERATIONS
Year Ended July 31, 1995
======================================================================
Investment income (Note 1):
 Interest (Net of foreign withholding taxes of
   $1,684)                                                  $3,564,848
----------------------------------------------------------------------
Expenses (Notes 2 and 4):
 Management fees                             $ 291,834
 Transfer Agent fees                           107,061
 Accounting, auditing and legal fees            40,577
 Custodian fees                                 39,407
 Printing                                       21,619
 Distribution Plan expenses                    320,307
 Registration fees                              35,987
 Miscellaneous                                   3,713
  Total expenses                               860,505
 Less: Reimbursement from
   investment adviser (Note 4)                (207,571)
----------------------------------------------------------------------
  Net expenses                                                 652,934
----------------------------------------------------------------------
 Net investment income                                       2,911,914
----------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments and futures contracts
  (Notes 1 and 3):
 Net realized gain (loss) on:
  Investments                                 (541,265)
  Closed futures contracts                     (42,377)
----------------------------------------------------------------------
Net realized gain (loss) on
   investments and closed futures
   contracts                                                  (583,642)
----------------------------------------------------------------------
 Net change in unrealized
   appreciation (depreciation) on
   investments                                                 628,176
----------------------------------------------------------------------
 Net gain (loss) on investments and
   closed futures contracts                                     44,534
----------------------------------------------------------------------
 Net increase (decrease) in net                             $2,956,448
  assets  resulting from operations
======================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                      Year ended July 31,
                                                  --------------------------
                                                     1995           1994
============================================================================
Operations:
  Net investment income                           $ 2,911,914    $ 2,604,837
  Net realized gain (loss) on investments and
    closed futures contracts                         (583,642)    (2,338,021)
  Net change in unrealized appreciation
    (depreciation) on investments                     628,176       (956,550)
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations                       2,956,448       (689,734)
-----------------------------------------------------------------------------
Distributions to shareholders from (Notes 1 and 6):
  Net investment income:
   Class A Shares                                  (1,002,996)    (1,086,016)
   Class B Shares                                  (1,010,554)      (818,527)
   Class C Shares                                    (654,159)      (662,822)
  In excess of net investment income:
   Class A Shares                                     (61,783)       (42,240)
   Class B Shares                                     (62,249)       (51,023)
   Class C Shares                                     (40,296)       (41,601)
  Tax basis return of capital:
   Class A Shares                                           0        (17,452)
   Class B Shares                                           0        (19,394)
   Class C Shares                                           0        (14,242)
-----------------------------------------------------------------------------
    Total distributions to shareholders            (2,832,037)    (2,753,317)
-----------------------------------------------------------------------------
Capital share transactions (Note 2):
  Proceeds from shares sold:
   Class A Shares                                   1,875,188      5,170,693
   Class B Shares                                   4,978,695     16,443,930
   Class C Shares                                   2,124,333     10,872,127
  Payments for shares redeemed:
   Class A Shares                                  (3,937,486)    (6,579,374)
   Class B Shares                                  (5,447,096)    (5,983,113)
   Class C Shares                                  (5,505,917)    (4,799,652)
  Net asset value of shares issued in
    reinvestment of dividends and distributions:
   Class A Shares                                     533,202        585,180
   Class B Shares                                     576,332        448,780
   Class C Shares                                     465,630        512,125
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from capital
      share transactions                           (4,337,119)    16,670,696
-----------------------------------------------------------------------------
    Total increase (decrease) in net assets        (4,212,708)    13,227,645
-----------------------------------------------------------------------------
Net assets:
  Beginning of year                                46,940,967     33,713,322
-----------------------------------------------------------------------------
  End of year [Including accumulated
    distributions in excess of net investment
    income as follows: 1995--($94,328) and
    1994--($144,032)] (Note 1)                    $42,728,259    $46,940,967
============================================================================

See Notes to Financial Statements.

Keystone Intermediate Term Bond Fund

NOTES TO FINANCIAL STATEMENTS

(1.) Significant Accounting Policies
Keystone Intermediate Term Bond Fund (the "Fund") (formerly Keystone America Intermediate Term Bond Fund) is a Massachusetts business trust for which Keystone Management, Inc. ("KMI") is the Investment Manager and Keystone Investment Management Company (formerly Keystone Custodian Funds, Inc.) ("Keystone") is the Investment Adviser. The Fund was organized on October 24, 1986 and had no operations prior to April 14, 1987. It is registered under the Investment Company Act of 1940 as a diversified open-end investment company.

 The Fund currently issues three classes of shares. Class A shares are sold subject to a maximum sales charge of 4.75% payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption which varies depending on when shares were purchased and how long they have been held. Class C shares are sold subject to a contingent deferred sales charge payable upon redemption within one year of purchase. Class C shares are available only through dealers who have entered into special distribution agreements with Keystone Investment Distributors Company ("KIDC") (formerly Keystone Distributors, Inc.), the Fund's principal underwriter.

 Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("KII") (formerly Keystone Group, Inc.), a Delaware corporation. KII is privately owned by an investor group consisting of members of current and former management of Keystone and its affiliates. Keystone Investor Resource Center, Inc., ("KIRC"), a wholly-owned subsidiary of Keystone, is the Fund's transfer agent.

 The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investments are usually valued at the closing sales price, or in the absence of sales and for over-the-counter securities, the mean of bid and asked quotations. Management values the following securities at prices it deems in good faith to be fair: (a) securities (including restricted securities) for which complete quotations are not readily available and (b) listed securities if, in the opinion of management, the last sales price does not reflect a current value or if no sale occurred.

 Short-term investments that are purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market. Short-term investments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which when combined with accrued interest, approximates market. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Investments denominated in a foreign currency are adjusted daily to reflect changes in exchange rates.

 A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security, financial instrument, or, in the case of a stock index, cash at a set price on a future date. The Fund enters into currency and other financial futures contracts as a hedge against changes in interest or currency exchange rates. Upon entering into a futures contract the Fund is required to deposit with a broker an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, as the value of the underlying instrument or index fluctuates, and are recorded for book purposes as unrealized gains or losses by the Fund. For federal tax purposes, any futures contracts which remain open at fiscal year-end are marked-to-market and the resultant net gain or loss is included in federal taxable income. In addition to the market risk, the Fund is subject to the credit risk that the other party will not be able to complete the obligations of the contract.

B. Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are recorded on the identified cost basis. Interest income is recorded on the accrual basis. All discounts are amortized for both financial reporting and federal income tax purposes. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

C. The Fund has qualified, and intends to qualify in the future, as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). Thus, the Fund expects to be relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. The Fund intends to avoid any excise tax liability by making the required distributions under the Internal Revenue Code.

D. When the Fund enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by the Fund plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities ("collateral") to the Fund whose value will be maintained at an amount not less than the repurchase price, and which generally will be maintained at 101% of the repurchase price. The Fund monitors the value of collateral on a daily basis, and if the value of collateral falls below required levels, the Fund intends to seek additional collateral from the seller or terminate the repurchase agreement. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on disposing of such securities. If bankruptcy proceedings are commenced against the seller under the repurchase agreement, the realization on the collateral may be delayed or limited. Repurchase agreements entered into by the Fund will be limited to transactions with dealers or domestic banks believed to present minimal credit risks, and the Fund will take constructive receipt of all securities underlying repurchase agreements until such agreements expire.

 Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.

E. The Fund may enter into forward foreign currency exchange contracts ("contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets. Contracts are recorded at market value. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

F. The Fund distributes net investment income monthly and net capital gains, if any, annually. Distributions are determined in accordance with income tax regulations. Distributions from taxable net investment income and net capital gains can exceed book basis net investment income and net capital gains.

 The significant differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are due to the deferral of losses for income tax purposes that have been recognized for financial statement purposes, and differences in the treatment of paydown gains and losses.

(2.) Capital Share Transactions

The Trust Agreement authorizes the issuance of an unlimited number of shares of beneficial interest without par value.

 Transactions in shares of the Fund were as follows:

                                     Class A Shares
                                 ----------------------
                                   Year Ended July 31,
                                   1995         1994
-------------------------------------------------------
Shares sold                       214,382      553,134
Shares redeemed                  (449,814)    (709,827)
Shares issued in reinvestment
  of dividends and
  distributions                    61,155       63,405
-------------------------------------------------------
Net increase (decrease)          (174,277)     (93,288)
=======================================================

                                     Class B Shares
                                 ----------------------
                                   Year Ended July 31,
                                   1995          1994
-------------------------------------------------------
Shares sold                       566,892     1,756,381
Share redeemed                   (624,636)     (652,813)
Shares issued in reinvestment
  of dividends and
  distributions                    66,016        48,971
-------------------------------------------------------
Net increase (decrease)             8,272     1,152,539
=======================================================
                                     Class C Shares
                                 ----------------------
                                   Year Ended July 31,
                                   1995          1994
-------------------------------------------------------
Shares sold                       243,954     1,152,720
Share redeemed                   (630,936)     (524,090)
Shares issued in reinvestment
  of dividends and
  distributions                    53,388        55,794
-------------------------------------------------------
Net increase (decrease)          (333,594)      684,424
=======================================================

The Fund bears some of the costs of selling its shares under a Distribution Plan adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act").

The Class A Distribution Plan provides for payments which are currently limited to 0.25% annually of the average daily net asset value of Class A shares to pay expenses of the distribution of Class A shares. Amounts paid by the Fund to KIDC under the Class A Distribution Plan are currently used to pay others, such as dealers, service fees at an annual rate of 0.25% of the average net asset value of shares sold by such others and remaining outstanding on the books of the Fund for specified periods.

The Class B Distribution Plan provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B shares to pay expenses of the distribution of Class B shares. Amounts paid by the Fund under the Class B Distribution Plan are currently used to pay others (dealers) a commission at the time of purchase normally equal to 4.00% of the price paid for each share sold plus the first year's service fee in advance of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the dealer or other party will receive service fees at an annual rate of 0.25% of the average daily net asset value of such Class B shares maintained by such others and remaining outstanding on the Fund's books for specified periods. A contingent deferred sales charge will be imposed, if applicable, on Class B shares purchased after June 1, 1995 at rates ranging from a maximum of 5% of amounts redeemed during the first 12 months following the date of purchase to 1% of amounts redeemed during the sixth twelve month period following the date of purchase. Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years following the month of purchase will automatically convert to class A shares without a front end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will retain their existing conversion rights.

The Class C Distribution Plan provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares to pay expenses of distribution of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used to pay others (dealers) a commission at the time of purchase in the amount of 0.75% of the price paid for each Class C share sold, plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share. Beginning approximately 15 months after purchase, the dealer or other party will receive a commission at an annual rate of 0.75% (subject to applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.) ("NASD Rule") plus service fees at an annual rate of 0.25%, respectively, of the average net asset value of each Class C share maintained by such others and remaining outstanding on the Fund's books for specified periods.

Each of the Distribution Plans may be terminated at any time by a vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, at the discretion of the Board of Trustees payments to KIDC may continue as compensation for its services which had been earned while the Distribution Plan was in effect.

During the year ended July 31, 1995, the Fund paid or accrued to KIDC $37,252, $170,129 and $112,926 under its Class A, Class B and Class C Distribution Plans, respectively. These amounts represent

0.24%, 0.98% and 1.00%, respectively of the average net asset value of Class A, B and C for the year ended July 31, 1995.

Under the NASD Rule, the maximum uncollected amounts for which KIDC may seek payment from the Fund under its Distribution Plans are $1,197,784 and $1,087,783, for Classes B and C, respectively, as of July 31, 1995. These amounts represent 6.66% and 10.68%, respectively, of the net asset value of Class B and C at July 31, 1995.

(3.) Securities Transactions

As of July 31, 1995, the Fund had a capital loss carryover for federal income tax purposes of approximately $3,658,000 which expires in as follows: 1999-- $970,000; 2003--$2,688,000. Purchases and sales of investment securities (including proceeds received at maturity) for the year ended July 31, 1995 were as follows:

                           Cost of        Proceeds
                          Purchases      From Sales
-------------------------------------------------------
Portfolio securities    $ 61,778,750    $ 64,349,535
Short-term
  investments            454,357,742     454,747,000
-------------------------------------------------------
                        $516,136,492    $519,096,535
=======================================================

(4.) Investment Management and Transactions with Affiliates

Under the terms of the Investment Management Agreement between KMI and the Fund, dated December 29, 1989, KMI provides investment management and administrative services to the Fund. In return, KMI is paid a management fee computed and paid daily calculated at a rate of 2.0% of the Fund's gross investment income plus an amount determined by applying percentage rates, which start at 0.50% and decline, as net assets increase, to 0.25% per annum, to the net asset value of the Fund. KMI has entered into an Investment Advisory Agreement with Keystone, dated December 30, 1989 under which Keystone provides investment advisory and management services to the Fund and receives for its services an annual fee representing 85% of the management fee received by KMI. During the year ended July 31, 1995, the Fund paid or accrued to KMI investment management and administrative services fees of $291,834 which represented 0.67% of the Fund's average net assets. Of such amount paid to KMI, $248,059 was paid to Keystone for its services to the Fund.

 During the year ended July 31, 1995 the Fund paid or accrued to KIRC $107,061 for transfer agent fees and $17,790 to KII as reimbursement for certain accounting services.

 The Fund is subject to certain state annual expense limits, the most restrictive of which is as follows: 2.5% of the first $30 million of Fund assets, 2.0% of the next $70 million of Fund assets, and 1.5% of Fund assets over $100 million.

 Keystone has voluntarily agreed to reimburse all expenses including the management fee incurred by the Fund in excess of 1.0% on Class A shares, and 1.75% on Class B and Class C shares beginning February 1, 1993. Keystone would not be required to make such reimbursement to an extent which would result in the Fund's inability to qualify as a regulated investment company under the provisions of the Internal Revenue Code. In accordance with these voluntary expense limitations, Keystone reimbursed the Fund during the year ended July 31, 1995, $72,687, $80,297, and $54,587 for Class A, Class B, and
Class C shares, respectively. Keystone does not intend to seek repayment of these amounts.

 Certain officers and/or Directors of Keystone are also officers and/or Trustees of the Fund. Officers of Keystone and affiliated Trustees receive no compensation directly from the Fund. Currently, the Indepen-dent Trustees of the Fund receive no compensation for their services.

(5.) Class Level Expenses

Presently, the Fund's class-specific expenses are limited to expenses incurred by a class of shares pursuant to its respective Distribution Plan. For the year ended July 31, 1995, the total amount of expenses incurred by each class' Distribution Plan is set forth in Note (2). "Capital Share Transactions."

(6.) Distributions to Shareholders

Distributions of $0.052 per share for Class A, $0.046 for Class B, and $0.046 for Class C from net investment income were declared payable by September 7, 1995 to shareholders of record August 25, 1995. These distributions are not reflected in the accompanying financial statements.

 The Fund intends to distribute to its shareholders dividends from net investment income monthly and all net realized long-term capital gains, if any, annually. Any taxable distribution which is declared in December and paid before the next February 1 will be taxable to shareholders in the year declared.

Keystone Intermediate Term Bond Fund

INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
Keystone Intermediate Term Bond Fund

We have audited the accompanying statement of assets and liabilities of Keystone Intermediate Term Bond Fund (formerly Keystone America Intermediate Term Bond Fund), including the schedule of investments, as of July 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the eight-year period ended July 31, 1995 and the period from February 13, 1987 (commencement of operations) to July 31, 1987 for Class A shares and for each of the years in the two year period ended July 31, 1995 and the period from February 1, 1993 to July 31, 1993 for Class B and Class C shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Intermediate Term Bond Fund as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                                         KPMG PEAT MARWICK LLP

Boston, Massachusetts
September 1, 1995

                      KEYSTONE INTERMEDIATE TERM BOND FUND

                                     PART C

                               OTHER INFORMATION


Item 24. Financial Statements and Exhibits


Item 24(a).       Financial Statements

All financial statements listed below are included in Registrant's Statement of Additional Information.


Schedule of Investments                              July 31, 1995

Financial Highlights                                 For fiscal period
                                                     February 13, 1987
                                                     (commencement of
                                                     operations) to July 31,
                                                     1987 and for fiscal years
                                                     ended July 31, 1988 through
                                                     1995

Statement of Assets and Liabilities                  July 31, 1995

Statement of Operations                              Year ended
                                                     July 31, 1995

Statements of Changes in Net Assets                  Two years ended
                                                     July 31, 1995


Notes to Financial Statements

Independent Auditors' Report
  dated September 1, 1995

Item 24(b).       Exhibits

(1) A copy of the Registrant's Declaration of Trust, as supplemented is filed herewith.

(2)  A copy of Registrant's By-Laws, as amended, is filed herewith.

(3)  Not applicable.

(4) A copy of the form of Share Certificate was filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-11048/811-4952 as Exhibit 24(b)(4) and is incorporated by reference herein.

(5) (a) A copy of the Investment Management Agreement between Keystone Management, Inc. and the Registrant is filed herewith.

     (b) A copy of the Investment Advisory Agreement between Keystone Management, Inc. and Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.) is filed herewith.

(6) (a) A copy of each of the Principal Underwriting Agreements with schedules and amendments between the Registrant and Keystone Investment Distributors Company (formerly named Keystone Distributors, Inc.) is filed herewith.

     (b) A copy of the form of Dealer Agreement used by Keystone Investment Distributors Company was filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-11048/811-4952 as part of Exhibit 24(b)(6) and is incorporated by reference herein.

(7)  Not applicable.

(8) A copy of the Registrant's Custodian, Fund Accounting and Recordkeeping Agreements, as amended, with State Street Bank and Trust Company is filed herewith.

(9)  Not applicable.

(10) An opinion and consent of counsel as to the legality of securities registered by the Fund was filed with Registrant's Rule 24f-2 Notice on September 22, 1995 and is incorporated by reference herein.

(11) A consent as to the use of the Independent Auditors' Report is filed herewith.

(12) Not applicable.


(13) Copies of Subscription Agreements were filed with Registration Statement No. 33-11048/811-4952 as Exhibit 24(b)(13) and are incorporated by reference herein. Copies of the release of one Subscription Agreement and a new Subscription Agreement were filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-11048/811-4952 as Exhibit 24(b)(13)(a) and
     (b) and are incorporated by reference herein.

(14) Copies of model plans used in the establishment of retirement plans in connection with which the Registrant offers securities were filed with Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96 of Keystone Custodian Fund, Series K-1 as Exhibit 24(b)(14) and are incorporated by reference herein.

(15) A copy of each of Registrant's Class A, B and C Distribution Plans, adopted pursuant to Rule 12b-1 is filed herewith.

(16) Schedules for computation of total return and current yield quotations are filed herewith.

(17) Financial data schedules are filed herewith as Exhibit 27.

(18) A copy of the Registrant's Multiple Class Plan adopted pursuant to Rule 18f-3 was filed with Post-Effective Amendment No. 17 to Registration Statement No. 33-11048/811-4952 as Exhibit 24(b)(18) and is incorporated by reference herein.

(19) Powers of Attorney are filed herewith.

Item 25. Persons Controlled by or under Common Control with Registrant

                  Not applicable.

Item 26. Number of Holders of Securities

                                                   Number of Record
         Title of Class                     Holders as of August 31, 1995
         --------------                     -----------------------------

         Shares of Beneficial               Class A - 742
         Interest, without par              Class B - 815
         value                              Class C - 369

Item 27. Indemnification

Provisions for the indemnification of the Registrant's Trustees and officers are contained in Article VIII of Registrant's Declaration of Trust, as supplemented, a copy of which is filed herewith and incorporated by reference herein.

Provisions for the indemnification of Keystone Investment Distributors Company, the Registrant's Principal Underwriter, are contained in Section 9 of the Principal Underwriting Agreements by and between the Registrant and Keystone Investment Distributors Company, copies of which are filed herewith and incorporated by reference herein.

Provisions for the indemnification of Keystone Management, Inc. and Keystone Investment Management Company, Registrant's investment manager and adviser, respectively, are contained in Section 6 of the Investment Management Agreement between Registrant and Keystone Management, Inc. and Section 5 of the Investment Advisory Agreement between Keystone Management, Inc. and Keystone Investment Management Company, copies of which are filed herewith and incorporated by reference herein.

Item 28.  Businesses and Other Connections of Investment Adviser

          The following tables list the names of the various officers and directors of Keystone Management, Inc. and Keystone Investment Management Company, Registrant's investment manager and adviser, respectively, and their respective positions. For each named individual, the tables list, for at least the past two fiscal years,
          (i) any other organizations or Keystone Investment Management Company, (excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

          LIST OF OFFICERS AND DIRECTORS OF KEYSTONE MANAGEMENT, INC.

                           Position with
                           Keystone                  Other
                           Management,               Business
Name                       Inc.                      Affiliations
----                       -------------             ------------

Albert H.                  Chairman of               Chairman of the Board,
Elfner, III                the Board,                Chief Executive Officer,
                           Chief Execu-              President and Director:
                           tive Officer,              Keystone Investments,
                           President and               Inc.
                           Director                   Keystone Software, Inc.
                                                      Keystone Asset
                                                       Corporation
                                                      Keystone Capital
                                                       Corporation
                                                      Keystone Investments
                                                       Family of Funds
                                                      Chairman of the Board
                                                       and Director:
                                                      Keystone Investment
                                                       Management Company
                                                      Keystone Institutional
                                                       Company, Inc.
                                                      Keystone Fixed Income
                                                       Advisers, Inc.
                                                     President and Director:
                                                      Keystone Trust Company
                                                     Director or Trustee:
                                                      Fiduciary Investment
                                                       Company, Inc.
                                                      Keystone Investor
                                                       Resource Center, Inc.
                                                      Boston Children's
                                                       Services Association
                                                      Middlesex School
                                                      Middlebury College
                                                     Former Trustee or
                                                     Director:
                                                      Neworld Bank
                                                     Robert Van Partners, Inc.

Edward F. Godfrey          Treasurer and             Senior Vice President,
                                Director             Chief Financial Officer,
                                                     Treasurer and Director:
                                                      Keystone Investments,
                                                      Inc.
                                                      Keystone Investment
                                                       Management Company
                                                      Keystone Investment
                                                       Distributors Company
                                                      Treasurer:
                                                     Keystone Institutional
                                                       Company, Inc.
                                                      Keystone Software, Inc.
                                                      Fiduciary Investment
                                                       Company, Inc.
                                                     Former Treasurer and
                                                     Director:
                                                      Hartwell Keystone
                                                       Advisers, Inc.
                                                     Senior Vice President:
                                                      Keystone Investments
                                                      Family of Funds

Ralph J.                   Director                  President and Director:
Spuehler, Jr.                                         Keystone Investment
                                                      Distributors Company
                                                     Chairman and Director:
                                                      Keystone Investor
                                                       Resource Center, Inc.
                                                      Keystone Investment
                                                       Management Company
                                                     Senior Vice President and
                                                     Director:
                                                      Keystone Investments,
                                                      Inc.
                                                     Treasurer:
                                                      Hartwell Emerging Growth
                                                       Fund
                                                      Hartwell Growth Fund
                                                     Former President:
                                                      Keystone Management,
                                                       Inc.
                                                     Former Treasurer:
                                                      Keystone Investments,
                                                       Inc.
                                                     Keystone Investment
                                                       Management Company

Rosemary D. Van            Senior Vice               General Counsel, Senior
Antwerp                    President,                Vice President and
                           General Counsel           Secretary:
                           and Secretary              Keystone Investments,
                                                      Inc.
                                                     Senior Vice President and
                                                     General Counsel:
                                                      Keystone Institutional
                                                      Company, Inc.
                                                     Senior Vice President,
                                                     General Counsel and
                                                     Director:
                                                     Keystone Investor
                                                      Resource, Center, Inc.
                                                     Fiduciary Investment
                                                      Company, Inc.
                                                     Keystone Investment
                                                      Distributors Company
                                                     Senior Vice President,
                                                     General Counsel, Director
                                                     and Secretary:
                                                      Keystone Management,
                                                      Inc.
                                                      Keystone Software, Inc.
                                                     Formerly Senior Vice
                                                     President and Secretary:
                                                      Hartwell Keystone
                                                       Advisers, Inc.
                                                     Vice President and
                                                     Secretary:
                                                      Keystone Fixed Income
                                                       Advisers, Inc.

J. Kevin Kenely            Vice President            Vice President and
                           and Controller            Controller:
                                                      Keystone Investments,
                                                       Inc.
                                                      Keystone Investment
                                                       Management Company
                                                      Keystone Investment
                                                       Distributors Company
                                                      Keystone Institutional
                                                       Company, Inc.
                                                      Fiduciary Investment
                                                       Company, Inc.
                                                      Keystone Software, Inc.
                                                      Formerly Vice President
                                                       and Controller:
                                                      Hartwell Keystone
                                                       Advisers, Inc.

Michael A. Thomas          Vice President            Vice President:
                                                      Keystone Investments,
                                                       Inc.

                       LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                           Position with
                           Keystone
                           Investment
Name                       Management Company        Other Business Affiliations
----                       ------------------        ---------------------------
Albert H.                  Chairman of               Chairman of the Board,
Elfner, III                the Board,                Chief Executive Officer,
                           Chief Executive           President and Director:
                           Officer,and                Keystone Investments, Inc.
                           Director                   Keystone Management, Inc.
                                                      Keystone Software, Inc.
                                                      Keystone Asset Corporation
                                                      Keystone Capital
                                                       Corporation
                                                     Chairman of the Board and
                                                     Director:
                                                      Keystone Fixed Income
                                                       Advisers, Inc.
                                                      Keystone Institutional
                                                       Company, Inc.
                                                     President and Director:
                                                      Keystone Trust Company
                                                     Director or Trustee:
                                                      Fiduciary Investment
                                                       Company, Inc.
                                                      Keystone Investment
                                                       Distributors Company
                                                      Keystone Investor
                                                       Resource Center, Inc.
                                                      Boston Children's
                                                       Services Associates
                                                      Middlesex School
                                                      Middlebury College
                                                     Former Trustee or Director:
                                                      Neworld Bank
                                                      Robert Van Partners, Inc.

Philip M. Byrne            Director                  President and Director:
                                                      Keystone Institutional
                                                       Company, Inc.
                                                     Senior Vice President:
                                                      Keystone Investments, Inc.

Herbert L.                 Senior Vice               None
Bishop, Jr.                President

Donald C. Dates            Senior Vice               None
                           President

Gilman Gunn                Senior Vice               None
                           President

Edward F.                  Director,                 Director, Senior Vice
Godfrey                    Senior Vice               President
                           President,                Chief Financial Officer and
                           Treasurer and             Treasurer:
                           Chief Financial            Keystone Investments, Inc.
                           Officer                    Keystone Investment
                                                       Distributors Company
                                                     Treasurer:
                                                      Keystone Institutional
                                                       Company, Inc.
                                                      Keystone Management,
                                                       Inc.
                                                      Keystone Software, Inc.
                                                       Fiduciary Investment
                                                        Company, Inc.
                                                     Former Treasurer and
                                                      Director:  Hartwell
                                                      Keystone Advisers, Inc.

James R. McCall            Director and              None
                           President

Ralph J.                   Director                  President and Director:
Spuehler, Jr.                                         Keystone Investment
                                                       Distributors Company
                                                     Senior Vice President and
                                                     Director:
                                                      Keystone Investments, Inc.
                                                     Chairman and Director:
                                                      Keystone Investor
                                                       Resource Center, Inc.
                                                      Keystone Management, Inc.
                                                     Formerly President:
                                                      Keystone Management, Inc.
                                                     Formerly Treasurer:
                                                      The Kent Funds
                                                      Keystone Investments, Inc.
                                                      Keystone Investment
                                                      Management Company

Rosemary D.                Senior Vice               General Counsel, Senior
Van Antwerp                President,                Vice President and
                           General Counsel           Secretary:
                           and Secretary              Keystone Investments, Inc.
                                                     Senior Vice President and
                                                     General Counsel:
                                                      Keystone Institutional
                                                       Company, Inc.
                                                     Senior Vice President,
                                                     General Counsel and
                                                     Director:
                                                      Keystone Investor
                                                       Resource Center, Inc.
                                                      Fiduciary Investment
                                                       Company, Inc.
                                                      Keystone Investment
                                                       Distributors Company
                                                     Senior Vice President,
                                                     General Counsel, Director
                                                      and Secretary:
                                                      Keystone Management, Inc.
                                                      Keystone Software, Inc.
                                                     Former Senior Vice
                                                     President and Secretary:
                                                      Hartwell Keystone
                                                       Advisers, Inc.
                                                     Vice President and
                                                     Secretary:
                                                      Keystone Fixed Income
                                                       Advisers, Inc.

Harry Barr                 Vice President            None

Robert K.                  Vice President            None
Baumback

Betsy A. Blacher           Senior Vice               None
                           President

Francis X. Claro           Vice President            None

Kristine R.                Vice President            None
Cloyes

Christopher P.             Senior Vice               None
Conkey                     President

Richard Cryan              Senior Vice               None
                           President

Maureen E.                 Senior Vice               None
Cullinane                  President

George E. Dlugos           Vice President            None

Antonio T. Docal           Vice President            None

Christopher R.             Senior Vice               None
Ely                        President

Robert L. Hockett          Vice President            None

Sami J. Karam              Vice President            None

Donald M. Keller           Senior Vice               None
                           President

George J. Kimball          Vice President            None

JoAnn L. Lyndon            Vice President            None

John C.                    Vice President            None
Madden, Jr.

Stephen A. Marks           Vice President            None

Eleanor H. Marsh           Vice President            None

Walter T.                  Senior Vice               None
McCormick                  President

Barbara McCue              Vice President            None

Stanley  M. Niksa          Vice President            None

Robert E. O'Brien          Vice President            None

Margery C. Parker          Vice President            None


William H.                 Vice President            None
Parsons

Daniel A. Rabasco          Vice President            None

David L. Smith             Vice President            None

Kathy K. Wang              Vice President            None

Judith A. Warners          Vice President            None

J. Kevin Kenely            Vice President            None
                           and Controller

Joseph J.                  Asst. Vice President      None
Decristofaro

9'95

Item 29.  Principal Underwriter

     (a) Keystone Investment Distributors Company, which acts as Registrant's principal underwriter, also acts as principal underwriter for the following entities:

          Keystone America Hartwell Emerging Growth Fund, Inc.
          Keystone Hartwell Growth Fund
          Keystone Quality Fund (B-1)
          Keystone Diversified Bond Fund (B-2)
          Keystone High Income Bond Fund (B-4)
          Keystone Balanced Fund (K-1)
          Keystone Strategic Growth Fund (K-2)
          Keystone Growth and Income Fund (S-1)
          Keystone Mid-Cap Growth Fund (S-3)
          Keystone Small Company Growth Fund (S-4)
          Keystone Capital Preservation and Income Fund
          Keystone Fund For Total Return
          Keystone Global Opportunities Fund
          Keystone Government Securities Fund
          Keystone Intermediate Term Bond Fund
          Keystone Omega Fund
          Keystone State Tax Free Fund
          Keystone State Tax Free Fund - Series II
          Keystone Strategic Income Fund
          Keystone Tax Free Income Fund
          Keystone Fund of the Americas
          Keystone Strategic Development Fund
          Keystone Tax Free Fund
          Keystone Tax Exempt Trust
          Keystone Liquid Trust
          Keystone International Fund Inc.
          Keystone Precious Metals Holdings, Inc.

     (b) Information with respect to each officer and director of Registrant's acting principal underwriter:

                           Positions with
                           Keystone Investment       Positions with
Name                       Distributors Company      Registrant
----                       --------------------      --------------

Ralph J. Spuehler*         Director, President       None

Edward F. Godfrey*         Director, Senior Vice     Senior Vice
                           President, Treasurer      President
                           and Chief Financial
                           Officer

Rosemary D. Van Antwerp*   Director, Senior Vice     Senior Vice
                           President, General        President
                           Counsel and Secretary     and Secretary

Albert H. Elfner, III*     Director                  President

Charles W. Carr*           Senior Vice President     None

Peter M. Delehanty*        Senior Vice President     None

J. Kevin Kenely*           Vice President and        None
                           Controller

C. Kenneth Molander        Divisional Vice           None
8 King Edward Drive        President
Londenderry, NH 03053

David S. Ashe              Regional Manager and      None
32415 Beaconsfield         Vice President
Birmingham, MI  48025

David E. Achzet            Regional Vice             None
60 Lawn Avenue             President
Greenway 27
Stamford, CT  06902

William L. Carey, Jr.      Regional Vice             None
4 Treble Lane              President
Malvern, PA  19355

John W. Crites             Regional Vice             None
2769 Oakland Circle W.     President
Aurora, CO 80014

Michael S. Festa*          Vice President            None

Jeffrey M. Lundes*         Vice President            None

Richard J. Fish            Regional Vice             None
309 West 90th Street       President
New York, NY  10024

Michael T. Flaherty*       Regional Vice             None
                           President

Michael E. Gathings        Regional Vice             None
245 Wicklawn Way           President
Roswell, GA  30076

Robert G. Holz, Jr.        Regional                  None
313 Meadowcrest Drive      President
Richardson, Texas 75080

Todd L. Kobrin             Regional Vice             None
20 Iron Gate               President
Metuchen, NJ 08840

Ralph H. Johnson           Regional Vice             None
345 Masters Court, #2      President
Walnut Creek, CA 94598

Paul J. McIntyre*          Regional Vice             None
                           President

Thomas E. Meloy            Regional Vice             None
                           President

Juliana Perkins            Regional Vice             None
2348 West Adrian Street    President
Newbury Park, CA 91320

Matthew D. Twomey          Regional Vice             None
9627 Sparrow Court         President
Ellicott City, MD 21042

Mitchell I. Weiser         Regional Vice             None
7031 Ventura Court         President
Parkland, FL  33067

Welden L. Evans            Vice President            None
490 Huntcliff Green
Atlanta, GA 30350

Russell A. Haskell*        Vice President            None

John M. McAllister*        Vice President            None

Gregg A. Mahalich          Vice President            None
14952 Richards Drive W.
Minnetonka, MN 55345

Robert J. Matson*          Vice President            None

Alan V. Neimi*             Vice President            None

Ronald L. Noble*           Vice President            None

Burton Robbins             Vice President            None
1586 Folkstone Terrace
Westlake Village, CA
91361

Thomas E. Ryan, III*       Vice President            None

Peter Willis*              Vice President            None

Raymond P. Ajemian*        Vice President            None

Joan M. Balchunas*         Assistant Vice            None
                           President

Jody R. Baum               Assistant Vice            None
                           President

Thomas J. Gainey*          Assistant Vice            None
                           President

Eric S. Jeppson*           Assistant Vice            None
                           President

Julie A. Robinson*         Assistant Vice            None
                           President

Peter M. Sullivan          Assistant Vice            None
21445 Southeast 35th Way   President
Issaquah, WA  98027

*Located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

Item 29(c). - Not applicable

Item 30. Location of Accounts and Records

              200 Berkeley Street
              Boston, Massachusetts 02116-5034

              Keystone Investor Resource Center, Inc.
              101 Main Street
              Cambridge, MA 02142-1519

              State Street Bank and Trust Company
              1776 Heritage Drive
              Quincy, Massachusetts 02171

              Data Vault Inc.
              3431 Sharp Slot Road
              Swansea, Massachusetts 02277

Item 31. Management Services

              Not applicable.

Item 32. Undertakings

              Registrant hereby undertakes to furnish each person to whom a copy of the Registrant's prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 27th day of September, 1995.

                                            KEYSTONE INTERMEDIATE TERM BOND FUND
                                            (Registrant)

                                            By:/s/ George S. Bissell
                                               -----------------------
                                               George S. Bissell*
                                               Chairman of the Board


                                           *By:/s/ James M. Wall
                                               -----------------------
                                               James M. Wall**
                                               Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of September, 1995.

SIGNATURES                    TITLE
----------                    -----

/s/ George S. Bissell         Chairman of the Board and Trustee
--------------------------
George S. Bissell*


/s/ Albert H. Elfner, III     Chief Executive Officer, President
--------------------------    and Trustee
Albert H. Elfner, III*


/s/ Ralph J. Spuehler, Jr.    Treasurer (Principal Accounting
--------------------------    and Financial Officer)
Ralph J. Spuehler, Jr.*


                                          *By: /s/ James M. Wall
                                               -----------------------
                                               James M. Wall**
                                               Attorney-in-Fact

SIGNATURES                    TITLE
----------                    -----

/s/ Frederick Amling          Trustee
--------------------------
Frederick Amling*

/s/ Charles A. Austin, III    Trustee
--------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell         Trustee
--------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin         Trustee
--------------------------
Charles F. Chapin*

/s/ K. Dun Gifford            Trustee
--------------------------
K. Dun Gifford*

/s/ Leroy Keith, Jr.          Trustee
--------------------------
Leroy Keith, Jr.*

/s/ F. Ray Keyser, Jr.        Trustee
--------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson       Trustee
--------------------------
David M. Richardson*

/s/ Richard J. Shima          Trustee
--------------------------
Richard J. Shima*

/s/ Andrew J. Simons          Trustee
--------------------------
Andrew J. Simons*

                                           *By: /s/ James M. Wall
                                               -----------------------
                                                    James M. Wall**
                                                    Attorney-in-Fact

** James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                               INDEX TO EXHIBITS
                                                               Page Number
                                                               In Sequential
Exhibit Number        Exhibit                                  Numbering System
--------------        -------                                  ----------------
      1               Declaration of Trust, as supplemented

      2               By-Laws, as amended

      4               Share Certificate4

      5      (a)      Investment Management Agreement
             (b)      Investment Advisory Agreement

      6      (a)      Principal Underwriting Agreements
             (b)      Dealers Agreement5

      8               Custodian, Fund Accounting
                        and Recordkeeping Agreements,
                      Amendments to Custody Agreement

     10               Opinion and Consent of Counsel1

     11               Independent Auditors' Consent

     14               Model Retirement Plans3

     15               Class A, B and C Distribution Plans

     16               Performance Data Schedules

     17               Financial Data Schedules (filed as Exhibit 27)

     18               Multiple Class Plan2

     19               Powers of Attorney

----------------------------------

     1 Incorporated herein by reference to Registrant's Rule 24f-2 Notice filed September 22, 1995

     2 Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Registration Statement No. 33-11048/811-4952

     3 Incorporated herein by reference to Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96.

     4 Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registration Statement No. 33-11048/811-4952.

     5 Incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement No. 33-11048/811-4952.